UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09121

JNL Variable Fund LLC

(Exact Name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2017 – June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

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VADV6413 06/17

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SEMI-ANNUAL REPORT (UNAUDITED)

For the period ending June 30, 2017

JNL® Series Trust

Sub-Advised Funds

JNL Variable Fund LLC

This report is for the general information of qualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisory, Perspective Advisors IISM, Perspective L Series, Perspective Rewards®, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Perspective Investor VUL®, Ultimate Investor® VUL, Jackson AdvisorSM VUL, Defined Strategies Variable Annuity®, Fifth Third Perspective, Retirement Latitudes®, Elite Access®, Elite Access AdvisorySM, Elite Access Advisory (New York), Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Advisory (New York), Perspective Focus (New York), Perspective Investor VUL (New York), Perspective Rewards (New York) and Elite Access (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

Issued by Jackson National Life Insurance Company

1 Corporate Way, Lansing, MI 48951

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JNL Variable Fund LLC (Unaudited) Schedules of Investments June 30, 2017

JNL/Mellon Capital Dow Index Fund

Composition as of June 30, 2017:
Industrials	21.3%
Information Technology	16.9
Consumer Discretionary	15.2
Financials	15.1
Health Care	13.3
Consumer Staples	6.7
Energy	5.9
Materials	2.6
Telecommunication Services	1.4
Short Term Investments	1.6
Total Investments	100.0%

JNL/Mellon Capital Global 30 Fund

Composition as of June 30, 2017:
Financials	17.2%
Real Estate	13.6
Consumer Discretionary	11.1
Industrials	11.1
Consumer Staples	9.8
Telecommunication Services	8.7
Energy	8.4
Utilities	7.0
Health Care	6.6
Information Technology	6.1
Short Term Investments	0.4
Total Investments	100.0%

JNL/Mellon Capital Nasdaq 100 Fund

Composition as of June 30, 2017:
Information Technology	55.6%
Consumer Discretionary	21.6
Health Care	11.1
Consumer Staples	5.3
Industrials	2.2
Telecommunication Services	0.9
Short Term Investments	3.3
Total Investments	100.0%

JNL/Mellon Capital S&P SMid 60 Fund

Composition as of June 30, 2017:
Financials	34.4%
Industrials	15.0
Energy	11.7
Consumer Discretionary	11.4
Information Technology	6.4
Utilities	5.0
Telecommunication Services	3.3
Materials	3.2
Consumer Staples	3.0
Real Estate	1.2
Health Care	0.6
Short Term Investments	4.8
Total Investments	100.0%

JNL/Mellon Capital JNL 5 Fund

Composition as of June 30, 2017:
Consumer Discretionary	18.5%
Industrials	15.6
Information Technology	13.6
Financials	13.5
Consumer Staples	11.4
Materials	8.6
Energy	7.4
Telecommunication Services	5.2
Health Care	4.5
Real Estate	0.2
Utilities	0.1
Short Term Investments	1.4
Total Investments	100.0%

JNL/Mellon Capital Communications Sector Fund

Composition as of June 30, 2017:
Telecommunication Services	88.6%
Short Term Investments	11.4
Total Investments	100.0%

JNL/Mellon Capital Consumer Brands Sector Fund

Composition as of June 30, 2017:
Consumer Discretionary	95.5%
Rights	-
Short Term Investments	4.5
Total Investments	100.0%

JNL/Mellon Capital Financial Sector Fund

Composition as of June 30, 2017:
Financials	97.8%
Real Estate	1.3
Short Term Investments	0.9
Total Investments	100.0%

JNL/Mellon Capital Healthcare Sector Fund

Composition as of June 30, 2017:
Health Care	97.9%
Rights	-
Short Term Investments	2.1
Total Investments	100.0%

JNL/Mellon Capital Oil & Gas Sector Fund

Composition as of June 30, 2017:
Energy	97.5%
Short Term Investments	2.5
Total Investments	100.0%

JNL/Mellon Capital Technology Sector Fund

Composition as of June 30, 2017:
Information Technology	98.3%
Short Term Investments	1.7
Total Investments	100.0%

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital Dow Index Fund
COMMON STOCKS 98.6%
Consumer Discretionary 15.2%
Home Depot Inc.	216	$33,098
McDonald's Corp.	215	33,046
Nike Inc. - Class B	215	12,730
Walt Disney Co.	216	22,925
		101,799
Consumer Staples 6.7%
Coca-Cola Co.	216	9,677
Procter & Gamble Co.	216	18,804
Wal-Mart Stores Inc.	215	16,329
		44,810
Energy 5.9%
Chevron Corp.	216	22,511
Exxon Mobil Corp.	216	17,419
		39,930
Financials 15.2%
American Express Co.	216	18,176
Goldman Sachs Group Inc.	164	36,524
JPMorgan Chase & Co.	216	19,721
Travelers Cos. Inc.	216	27,300
		101,721
Health Care 13.4%
Johnson & Johnson	215	28,543
Merck & Co. Inc.	215	13,828
Pfizer Inc.	215	7,247
UnitedHealth Group Inc.	216	40,007
		89,625
Industrials 21.3%
3M Co.	216	44,920
Boeing Co.	216	42,667
	Shares/Par†	Value
Caterpillar Inc.	216	23,186
General Electric Co.	216	5,828
United Technologies Corp.	216	26,347
		142,948
Information Technology 16.9%
Apple Inc.	216	31,074
Cisco Systems Inc.	216	6,753
Intel Corp.	216	7,280
International Business Machines Corp.	216	33,191
Microsoft Corp.	215	14,873
Visa Inc. - Class A	216	20,234
		113,405
Materials 2.6%
EI du Pont de Nemours & Co.	216	17,414
Telecommunication Services 1.4%
Verizon Communications Inc.	216	9,636
Total Common Stocks (cost $537,494)		661,288
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.5%
JNL Government Money Market Fund - Institutional Class, 0.88% (a) (b)	10,177	10,177
Treasury Securities 0.1%
U.S. Treasury Bill
1.08%, 12/07/17 (c)	760	756
Total Short Term Investments (cost $10,933)		10,933
Total Investments 100.2% (cost $548,427)		672,221
Other Derivative Instruments 0.0%		23
Other Assets and Liabilities, Net (0.2)%		(1,099)
Total Net Assets 100.0%		$671,145

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

(c) All or a portion of the security is pledged or segregated as collateral.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Dow Jones Industrial Average E-Mini Index	105	September 2017	11,157	$23	$26

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital Global 30 Fund
COMMON STOCKS 99.0%
China 10.2%
Bank of China Ltd. - Class H	24,433	$12,031
China Construction Bank Corp. - Class H	14,454	11,248
Industrial & Commercial Bank of China Ltd. - Class H	18,123	12,253
		35,532
Hong Kong 18.5%
Belle International Holdings Ltd.	19,153	15,158
China Resources Power Holdings Co. Ltd.	6,817	13,426
Hang Lung Properties Ltd.	4,980	12,475
New World Development Ltd.	9,962	12,673
Swire Pacific Ltd. - Class A	1,110	10,869
		64,601
Macau 3.3%
Sands China Ltd.	2,523	11,577
United Kingdom 35.7%
BAE Systems Plc	1,511	12,482
BP Plc	1,701	9,848
BT Group Plc	2,321	8,931
GlaxoSmithKline Plc	562	11,997
HSBC Holdings Plc	1,331	12,396
Land Securities Group Plc	846	11,185
Lloyds Banking Group Plc	13,642	11,775
Marks & Spencer Group Plc	2,732	11,889
National Grid Plc	866	10,753
	Shares/Par†	Value
Tate & Lyle Plc	1,281	11,060
Vodafone Group Plc	4,296	12,217
		124,533
United States of America 31.3%
Boeing Co.	69	13,548
Caterpillar Inc.	116	12,479
Chevron Corp.	92	9,621
Cisco Systems Inc.	361	11,299
Coca-Cola Co.	262	11,727
Exxon Mobil Corp.	121	9,758
International Business Machines Corp.	64	9,896
Pfizer Inc.	327	10,988
Procter & Gamble Co.	129	11,232
Verizon Communications Inc.	199	8,900
		109,448
Total Common Stocks (cost $327,567)		345,691
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.88% (a) (b)	1,441	1,441
Total Short Term Investments (cost $1,441)		1,441
Total Investments 99.4% (cost $329,008)		347,132
Other Assets and Liabilities, Net 0.6%		2,263
Total Net Assets 100.0%		$349,395

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital Nasdaq 100 Fund
COMMON STOCKS 98.8%
Consumer Discretionary 22.1%
Amazon.com Inc. (a)	130	$125,849
Charter Communications Inc. - Class A (a)	73	24,553
Comcast Corp. - Class A	1,288	50,113
Ctrip.com International Ltd. - ADR (a)	121	6,505
Discovery Communications Inc. - Class A (a)	42	1,076
Discovery Communications Inc. - Class C (a)	61	1,537
DISH Network Corp. - Class A (a)	62	3,880
Dollar Tree Inc. (a)	64	4,493
Expedia Inc.	38	5,592
Hasbro Inc.	34	3,787
JD.com Inc. - Class A - ADR (a)	248	9,741
Liberty Global Plc - Class A (a)	15	316
Liberty Global Plc - Class A (a)	68	2,196
Liberty Global Plc - Class C (a)	31	659
Liberty Global Plc - Class C (a)	172	5,349
Liberty Interactive Corp. QVC Group - Class A (a)	112	2,755
Liberty Ventures - Class A (a)	22	1,157
Marriott International Inc. - Class A	104	10,441
Mattel Inc.	92	1,972
Netflix Inc. (a)	117	17,517
Norwegian Cruise Line Holdings Ltd. (a)	62	3,370
O'Reilly Automotive Inc. (a)	25	5,451
Priceline Group Inc. (a)	13	25,007
Ross Stores Inc.	107	6,184
Sirius XM Holdings Inc. (b)	1,264	6,912
Starbucks Corp.	395	23,034
Tesla Inc. (a) (b)	44	16,083
Tractor Supply Co.	35	1,895
Twenty-First Century Fox Inc. - Class A	286	8,103
Twenty-First Century Fox Inc. - Class B	217	6,051
Ulta Beauty Inc. (a)	17	4,800
Viacom Inc. - Class B	96	3,212
Wynn Resorts Ltd.	28	3,731
		393,321
Consumer Staples 5.4%
Costco Wholesale Corp.	119	19,046
Kraft Heinz Foods Co.	331	28,366
Mondelez International Inc. - Class A	414	17,877
Monster Beverage Corp. (a)	155	7,706
Walgreens Boots Alliance Inc.	294	23,026
		96,021
Health Care 11.3%
Alexion Pharmaceuticals Inc. (a)	61	7,433
Amgen Inc.	200	34,458
Biogen Inc. (a)	59	15,892
BioMarin Pharmaceutical Inc. (a)	47	4,305
Celgene Corp. (a)	212	27,581
Cerner Corp. (a)	90	5,971
DENTSPLY SIRONA Inc.	62	3,989
Express Scripts Holding Co. (a)	164	10,495
Gilead Sciences Inc.	355	25,161
Henry Schein Inc. (a)	22	3,951
Hologic Inc. (a)	76	3,453
Idexx Laboratories Inc. (a)	24	3,866
Illumina Inc. (a)	40	6,900
Incyte Corp. (a)	55	6,987
Intuitive Surgical Inc. (a)	10	9,608
Mylan NV (a)	146	5,651
Regeneron Pharmaceuticals Inc. (a)	28	13,884
Shire Plc - ADR	22	3,616
Vertex Pharmaceuticals Inc. (a)	68	8,698
		201,899
Industrials 2.3%
American Airlines Group Inc.	137	6,894
Cintas Corp.	29	3,612
CSX Corp.	251	13,713
Fastenal Co.	77	3,357
JB Hunt Transport Services Inc.	29	2,687
	Shares/Par†	Value
PACCAR Inc.	96	6,307
Verisk Analytics Inc. (a)	44	3,741
		40,311
Information Technology 56.8%
Activision Blizzard Inc.	205	11,801
Adobe Systems Inc. (a)	135	19,033
Akamai Technologies Inc. (a)	47	2,328
Alphabet Inc. - Class A (a)	81	75,262
Alphabet Inc. - Class C (a)	94	85,769
Analog Devices Inc.	100	7,781
Apple Inc.	1,420	204,454
Applied Materials Inc.	293	12,102
Autodesk Inc. (a)	60	6,098
Automatic Data Processing Inc.	122	12,481
Baidu.com - Class A - ADR (a)	75	13,436
Broadcom Ltd.	109	25,444
CA Inc.	111	3,841
Check Point Software Technologies Ltd. (a)	46	5,015
Cisco Systems Inc.	1,360	42,577
Citrix Systems Inc. (a)	43	3,392
Cognizant Technology Solutions Corp. - Class A	162	10,785
eBay Inc. (a)	295	10,305
Electronic Arts Inc. (a)	84	8,851
Facebook Inc. - Class A (a)	643	97,101
Fiserv Inc. (a)	58	7,133
Intel Corp.	1,281	43,220
Intuit Inc.	69	9,224
KLA-Tencor Corp.	43	3,907
Lam Research Corp.	44	6,259
Maxim Integrated Products Inc.	77	3,462
MercadoLibre Inc.	11	2,852
Microchip Technology Inc. (b)	62	4,799
Micron Technology Inc. (a)	300	8,943
Microsoft Corp.	2,100	144,769
NetEase.com Inc. - ADR	21	6,225
Nvidia Corp.	161	23,339
Paychex Inc.	98	5,561
PayPal Holdings Inc. (a)	327	17,549
QUALCOMM Inc.	402	22,194
Seagate Technology	81	3,121
Skyworks Solutions Inc.	50	4,760
Symantec Corp.	168	4,757
Texas Instruments Inc.	271	20,849
Western Digital Corp.	79	7,017
Xilinx Inc.	68	4,361
		1,012,157
Telecommunication Services 0.9%
T-Mobile US Inc. (a)	226	13,698
Vodafone Group Plc - ADR	116	3,342
		17,040
Total Common Stocks (cost $1,495,147)		1,760,749
SHORT TERM INVESTMENTS 3.4%
Investment Companies 3.1%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	55,242	55,242
Securities Lending Collateral 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (d)	3,540	3,540
Treasury Securities 0.1%
U.S. Treasury Bill
1.08%, 12/07/17 (e)	830	826
Total Short Term Investments (cost $59,608)		59,608
Total Investments 102.2% (cost $1,554,755)		1,820,357
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net (2.2)%		(38,695)
Total Net Assets 100.0%		$1,781,661

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

(e) All or a portion of the security is pledged or segregated as collateral.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	181	September 2017	20,842	$(1)	$(379)

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital S&P SMid 60 Fund
COMMON STOCKS 99.7%
Consumer Discretionary 11.9%
Aaron's Inc.	474	$18,426
Adtalem Global Education Inc.	484	18,353
Ascena Retail Group Inc. (a) (b)	1,194	2,566
Genesco Inc. (a)	123	4,180
Iconix Brand Group Inc. (a)	778	5,380
Office Depot Inc.	3,318	18,712
Sonic Automotive Inc. - Class A	324	6,303
		73,920
Consumer Staples 3.1%
United Natural Foods Inc. (a)	320	11,751
Universal Corp.	119	7,726
		19,477
Energy 12.3%
Archrock Inc.	531	6,059
Atwood Oceanics Inc. (a) (b)	581	4,739
Bill Barrett Corp. (a)	1,080	3,315
Diamond Offshore Drilling Inc. (a) (b)	839	9,092
Dril-Quip Inc. (a)	246	11,984
Ensco Plc - Class A (b)	1,480	7,639
Hornbeck Offshore Services Inc. (a) (b)	1,001	2,833
Nabors Industries Ltd.	879	7,156
Noble Corp. Plc (b)	2,340	8,470
Rowan Cos. Plc - Class A (a)	788	8,074
Tidewater Inc. (a) (b)	2,128	1,532
Unit Corp. (a)	264	4,947
		75,840
Financials 36.1%
American Equity Investment Life Holding Co.	337	8,858
American Financial Group Inc.	175	17,360
Aspen Insurance Holdings Ltd.	279	13,902
Associated Bancorp	613	15,446
CNO Financial Group Inc.	796	16,615
Encore Capital Group Inc. (a) (b)	257	10,301
Everest Re Group Ltd.	71	18,032
First Bancorp Inc. (a)	1,112	6,437
Hanover Insurance Group Inc.	170	15,107
Maiden Holdings Ltd.	433	4,805
Navigators Group Inc.	132	7,232
Piper Jaffray Cos.	105	6,269
Reinsurance Group of America Inc.	123	15,752
RenaissanceRe Holdings Ltd.	113	15,678
TCF Financial Corp.	780	12,435
Umpqua Holdings Corp.	807	14,813
World Acceptance Corp. (a)	112	8,416
WR Berkley Corp.	228	15,766
		223,224
	Shares/Par†	Value
Health Care 0.7%
AMAG Pharmaceuticals Inc. (a) (b)	225	4,145
Industrials 15.7%
AECOM (a)	404	13,063
ArcBest Corp.	266	5,472
Atlas Air Worldwide Holdings Inc. (a)	147	7,689
Chart Industries Inc. (a)	203	7,045
Greenbrier Cos. Inc. (b)	184	8,505
Kirby Corp. (a)	227	15,182
Regal-Beloit Corp.	215	17,555
SkyWest Inc.	207	7,254
Trinity Industries Inc.	545	15,278
		97,043
Information Technology 6.6%
Benchmark Electronics Inc. (a)	248	8,015
Sanmina Corp. (a)	210	8,007
TTM Technologies Inc. (a)	549	9,532
Vishay Intertechnology Inc. (b)	940	15,602
		41,156
Materials 3.4%
Reliance Steel & Aluminum Co.	188	13,669
TimkenSteel Corp. (a)	466	7,159
		20,828
Real Estate 1.2%
Capstead Mortgage Corp.	729	7,603
Telecommunication Services 3.5%
Iridium Communications Inc. (a) (b)	710	7,848
Telephone & Data Systems Inc.	498	13,822
		21,670
Utilities 5.2%
Hawaiian Electric Industries Inc.	467	15,125
PNM Resources Inc.	449	17,166
		32,291
Total Common Stocks (cost $647,273)		617,197
SHORT TERM INVESTMENTS 5.0%
Securities Lending Collateral 5.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (c)	30,831	30,831
Total Short Term Investments (cost $30,831)		30,831
Total Investments 104.7% (cost $678,104)		648,028
Other Assets and Liabilities, Net (4.7)%		(29,384)
Total Net Assets 100.0%		$618,644

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital JNL 5 Fund *
COMMON STOCKS 99.8%
Consumer Discretionary 18.7%
CBS Corp. - Class B	1,115	$71,133
Darden Restaurants Inc.	405	36,670
Marks & Spencer Group Plc	12,286	53,462
McDonald's Corp.	613	93,816
Meredith Corp.	488	29,037
Nordstrom Inc. (a)	599	28,629
Sands China Ltd.	11,320	51,940
Time Warner Inc.	757	76,060
VF Corp.	545	31,403
Williams-Sonoma Inc.	582	28,250
Yum! Brands Inc.	461	33,979
Other Securities		151,758
		686,137
Consumer Staples 11.6%
Coca-Cola Co.	2,929	131,386
Flowers Foods Inc.	1,464	25,347
General Mills Inc.	472	26,133
Kimberly-Clark Corp.	254	32,839
PepsiCo Inc.	279	32,186
Procter & Gamble Co.	1,444	125,835
Reynolds American Inc.	527	34,292
Other Securities		16,573
		424,591
Energy 7.5%
BP Plc	7,649	44,280
Chevron Corp.	622	64,922
Devon Energy Corp.	1,543	49,325
Exxon Mobil Corp.	816	65,847
Murphy Oil Corp.	923	23,663
Phillips 66	336	27,806
		275,843
Financials 13.7%
Bank of China Ltd. - Class H	109,763	54,048
China Construction Bank Corp. - Class H	65,001	50,583
HSBC Holdings Plc	5,959	55,495
Industrial & Commercial Bank of China Ltd. - Class H	81,496	55,102
Lloyds Banking Group Plc	61,344	52,948
Other Securities		234,891
		503,067
Health Care 4.6%
Pfizer Inc.	3,668	123,196
Other Securities		44,836
		168,032
Industrials 15.7%
Caterpillar Inc.	783	84,132
Cummins Inc.	734	119,059
Eaton Corp. Plc	429	33,362
Johnson Controls International Plc	1,729	74,988
KAR Auction Services Inc.	663	27,843
Nielsen Holdings Plc	689	26,655
PACCAR Inc.	1,106	73,058
Other Securities		139,539
		578,636
Information Technology 13.8%
Cisco Systems Inc.	4,053	126,874
Hewlett Packard Enterprise Co.	3,126	51,853
International Business Machines Corp.	433	66,634
Micron Technology Inc. (b)	3,276	97,829
Other Securities		163,211
		506,401
Materials 8.6%
Agrium Inc. (a)	284	25,666
Dow Chemical Co.	506	31,890
Freeport-McMoRan Inc. - Class B (b)	4,943	59,363
International Paper Co.	1,357	76,801
Olin Corp.	1,095	33,159
Packaging Corp. of America	338	37,699
WestRock Co.	563	31,924
	Shares/Par†	Value
Other Securities		21,251
		317,753
Real Estate 0.2%
Other Securities		7,770
Telecommunication Services 5.3%
BT Group Plc	10,410	40,053
Verizon Communications Inc.	2,237	99,925
Vodafone Group Plc	19,274	54,818
		194,796
Utilities 0.1%
Other Securities		2,705
Total Common Stocks (cost $3,485,974)		3,665,731
SHORT TERM INVESTMENTS 1.5%
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	278	278
Securities Lending Collateral 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (d)	52,915	52,915
Total Short Term Investments (cost $53,193)		53,193
Total Investments 101.3% (cost $3,539,167)		3,718,924
Other Assets and Liabilities, Net (1.3)%		(46,518)
Total Net Assets 100.0%		$3,672,406

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital Communications Sector Fund
COMMON STOCKS 100.0%
Telecommunication Services 100.0%
AT&T Inc.	764	$28,835
ATN International Inc.	31	2,125
Boingo Wireless Inc. (a)	169	2,523
CenturyLink Inc. (b)	213	5,092
Cincinnati Bell Inc. (a)	117	2,276
Cogent Communications Group Inc.	56	2,248
Consolidated Communications Holdings Inc. (b)	104	2,240
Fairpoint Communications Inc. (a)	132	2,068
Frontier Communications Corp. (b)	1,625	1,884
General Communication Inc. - Class A (a)	78	2,867
Globalstar Inc. (a) (b)	1,300	2,769
IDT Corp. - Class B	110	1,575
Iridium Communications Inc. (a) (b)	219	2,416
Level 3 Communications Inc. (a)	98	5,805
Lumos Networks Corp. (a)	123	2,195
ORBCOMM Inc. (a)	235	2,660
pdvWireless Inc. (a) (b)	81	1,893
Shenandoah Telecommunications Co.	73	2,248
Spok Holdings Inc.	111	1,964
Sprint Corp. (a)	423	3,474
Straight Path Communications Inc. - Class B (a)	17	3,019
Telephone & Data Systems Inc.	90	2,483
T-Mobile US Inc. (a)	86	5,218
US Cellular Corp. (a)	49	1,870
Verizon Communications Inc.	645	28,798
Vonage Holdings Corp. (a)	348	2,274
Windstream Holdings Inc. (b)	520	2,019
Zayo Group Holdings Inc. (a)	103	3,194
Total Common Stocks (cost $120,083)		128,032
SHORT TERM INVESTMENTS 12.9%
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	30	30
Securities Lending Collateral 12.9%
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	16,501	16,501
Total Short Term Investments (cost $16,531)		16,531
Total Investments 112.9% (cost $136,614)		144,563
Other Assets and Liabilities, Net (12.9)%		(16,506)
Total Net Assets 100.0%		$128,057

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/Mellon Capital Consumer Brands Sector Fund *
COMMON STOCKS 99.7%
Consumer Discretionary 99.7%
Amazon.com Inc. (a)	132	$127,447
AutoZone Inc. (a)	9	5,298
Best Buy Co. Inc.	92	5,277
Carnival Plc	113	7,433
CBS Corp. - Class B	121	7,720
Charter Communications Inc. - Class A (a)	70	23,539
Coach Inc.	91	4,316
Comcast Corp. - Class A	1,537	59,803
D.R. Horton Inc.	115	3,986
Delphi Automotive Plc	88	7,690
DISH Network Corp. - Class A (a)	73	4,608
Dollar General Corp.	90	6,485
Dollar Tree Inc. (a)	77	5,378
Expedia Inc.	40	5,956
Ford Motor Co.	1,205	13,489
General Motors Co.	438	15,305
Genuine Parts Co.	48	4,470
Hasbro Inc.	36	4,041
Hilton Grand Vacations Inc. (a)	23	833
	Shares/Par†	Value
Hilton Worldwide Holdings Inc.	64	3,975
Home Depot Inc.	395	60,670
Las Vegas Sands Corp.	129	8,253
Liberty Global Plc - Class A (a) (b)	16	358
Liberty Global Plc - Class A (a)	78	2,491
Liberty Global Plc - Class C (a)	39	825
Liberty Global Plc - Class C (a)	195	6,085
Liberty Interactive Corp. QVC Group - Class A (a)	143	3,506
Liberty Ventures - Class A (a)	26	1,370
Limited Brands Inc.	78	4,224
Lowe's Cos. Inc.	283	21,909
Marriott International Inc. - Class A	106	10,592
McDonald's Corp.	270	41,302
MGM Resorts International	149	4,666
Mohawk Industries Inc. (a)	20	4,937
Netflix Inc. (a)	140	20,892
Newell Brands Inc.	156	8,382
Nike Inc. - Class B	431	25,400
Omnicom Group Inc.	76	6,294
O'Reilly Automotive Inc. (a)	30	6,527
Priceline Group Inc. (a)	16	29,870
Ross Stores Inc.	128	7,405
Royal Caribbean Cruises Ltd.	56	6,113
Starbucks Corp.	473	27,602
Target Corp.	174	9,077
Tesla Inc. (a) (b)	42	15,125
Time Warner Inc.	252	25,256
TJX Cos. Inc.	212	15,291
Twenty-First Century Fox Inc. - Class A	342	9,700
Twenty-First Century Fox Inc. - Class B	143	3,978
Ulta Beauty Inc. (a)	19	5,513
VF Corp.	114	6,569
Walt Disney Co.	513	54,549
Whirlpool Corp.	24	4,653
Yum! Brands Inc.	109	8,068
Other Securities		263,340
Total Common Stocks (cost $888,219)		1,047,841
RIGHTS 0.0%
Other Securities		52
Total Rights (cost $8)		52
SHORT TERM INVESTMENTS 4.7%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	7,726	7,726
Securities Lending Collateral 3.9%
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	41,244	41,244
Total Short Term Investments (cost $48,970)		48,970
Total Investments 104.4% (cost $937,197)		1,096,863
Other Assets and Liabilities, Net (4.4)%		(46,509)
Total Net Assets 100.0%		$1,050,354

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/Mellon Capital Financial Sector Fund *
COMMON STOCKS 99.6%
Financials 98.2%
Aflac Inc.	139	$10,762
Allstate Corp.	126	11,131
American Express Co.	265	22,352
American International Group Inc.	339	21,212
Ameriprise Financial Inc.	53	6,747
Aon Plc - Class A	91	12,037
Bank of America Corp.	3,469	84,151
Bank of New York Mellon Corp. (a)	359	18,339
BB&T Corp.	279	12,656
Berkshire Hathaway Inc. - Class B (b)	429	72,632
BlackRock Inc.	42	17,710

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Capital One Financial Corp.	166	13,694
Charles Schwab Corp.	416	17,884
Chubb Ltd.	161	23,461
Citigroup Inc.	957	64,017
Citizens Financial Group Inc.	175	6,247
CME Group Inc.	117	14,671
Discover Financial Services	133	8,256
Fifth Third Bancorp	258	6,701
First Republic Bank	54	5,370
Franklin Resources Inc.	117	5,260
Goldman Sachs Group Inc.	124	27,548
Hartford Financial Services Group Inc.	127	6,695
Huntington Bancshares Inc.	378	5,110
Intercontinental Exchange Inc.	205	13,533
Invesco Ltd.	141	4,946
JPMorgan Chase & Co.	1,238	113,150
KeyCorp	371	6,959
Lincoln National Corp.	78	5,296
M&T Bank Corp.	48	7,736
Marsh & McLennan Cos. Inc.	178	13,847
MetLife Inc.	323	17,727
Moody's Corp.	59	7,191
Morgan Stanley	485	21,602
Northern Trust Corp.	75	7,340
PNC Financial Services Group Inc.	168	20,978
Principal Financial Group Inc.	99	6,336
Progressive Corp.	200	8,820
Prudential Financial Inc.	148	16,042
Regions Financial Corp.	414	6,066
S&P Global Inc.	89	13,009
State Street Corp.	132	11,813
SunTrust Banks Inc.	169	9,602
Synchrony Financial	279	8,325
T. Rowe Price Group Inc.	85	6,279
Travelers Cos. Inc.	97	12,270
U.S. Bancorp	587	30,452
Wells Fargo & Co.	1,649	91,355
Willis Towers Watson Plc	45	6,480
Other Securities		286,605
		1,248,402
Real Estate 1.4%
Other Securities		17,388
Total Common Stocks (cost $1,065,499)		1,265,790
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.88% (a) (c)	2,413	2,413
Securities Lending Collateral 0.7%
Securities Lending Cash Collateral Fund LLC, 0.88% (a) (c)	8,613	8,613
Total Short Term Investments (cost $11,026)		11,026
Total Investments 100.5% (cost $1,076,525)		1,276,816
Other Assets and Liabilities, Net (0.5)%		(6,239)
Total Net Assets 100.0%		$1,270,577

(a) Investment in affiliate.

(b) Non-income producing security.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/Mellon Capital Healthcare Sector Fund *
COMMON STOCKS 99.7%
Health Care 99.7%
Abbott Laboratories	1,423	$69,173
AbbVie Inc.	1,312	95,144
Aetna Inc.	290	44,007
Agilent Technologies Inc.	264	15,669
Alexion Pharmaceuticals Inc. (a)	185	22,454
Allergan Plc	276	67,108
AmerisourceBergen Corp.	135	12,757
Amgen Inc.	606	104,408
Anthem Inc.	218	40,996
	Shares/Par†	Value
Baxter International Inc.	401	24,290
Becton Dickinson & Co.	186	36,367
Biogen Inc. (a)	178	48,282
BioMarin Pharmaceutical Inc. (a)	143	12,998
Boston Scientific Corp. (a)	1,119	31,025
Bristol-Myers Squibb Co.	1,377	76,743
Cardinal Health Inc.	261	20,303
Celgene Corp. (a)	640	83,182
Cerner Corp. (a)	245	16,310
CIGNA Corp.	212	35,477
CR Bard Inc.	60	18,816
Danaher Corp.	514	43,394
DENTSPLY SIRONA Inc.	191	12,402
Edwards Lifesciences Corp. (a)	176	20,753
Eli Lilly & Co.	818	67,302
Express Scripts Holding Co. (a)	497	31,738
Gilead Sciences Inc.	1,076	76,177
HCA Healthcare Inc. (a)	243	21,225
Henry Schein Inc. (a)	66	12,009
Humana Inc.	123	29,500
Illumina Inc. (a)	120	20,863
Incyte Corp. (a)	140	17,650
Intuitive Surgical Inc. (a)	32	29,782
Johnson & Johnson	2,232	295,306
Laboratory Corp. of America Holdings (a)	85	13,058
McKesson Corp.	174	28,604
Medtronic Plc	1,130	100,311
Merck & Co. Inc.	2,269	145,418
Mettler-Toledo International Inc. (a)	21	12,534
Mylan NV (a)	375	14,540
Pfizer Inc.	4,898	164,516
Quest Diagnostics Inc.	112	12,490
Regeneron Pharmaceuticals Inc. (a)	64	31,490
Stryker Corp.	277	38,392
Thermo Fisher Scientific Inc.	325	56,773
UnitedHealth Group Inc.	792	146,899
Vertex Pharmaceuticals Inc. (a)	204	26,290
Waters Corp. (a)	66	12,197
Zimmer Biomet Holdings Inc.	164	21,074
Zoetis Inc. - Class A	406	25,328
Other Securities		501,449
Total Common Stocks (cost $2,530,138)		2,904,973
RIGHTS 0.0%
Other Securities		157
Total Rights (cost $157)		157
SHORT TERM INVESTMENTS 2.2%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.88% (b) (c)	7,598	7,598
Securities Lending Collateral 1.9%
Securities Lending Cash Collateral Fund LLC, 0.88% (b) (c)	55,348	55,348
Total Short Term Investments (cost $62,946)		62,946
Total Investments 101.9% (cost $2,593,241)		2,968,076
Other Assets and Liabilities, Net (1.9)%		(55,100)
Total Net Assets 100.0%		$2,912,976

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/Mellon Capital Oil & Gas Sector Fund *
COMMON STOCKS 99.8%
Energy 99.8%
Anadarko Petroleum Corp.	561	$25,446
Antero Resources Corp. (a)	220	4,752
Apache Corp. (b)	381	18,265
Baker Hughes Inc.	406	22,111
Cabot Oil & Gas Corp.	477	11,952
Cheniere Energy Inc. (a)	203	9,875
Chesapeake Energy Corp. (a) (b)	893	4,437

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Chevron Corp.	1,902	198,446
Cimarex Energy Co.	95	8,964
Concho Resources Inc. (a)	149	18,072
ConocoPhillips Co.	1,241	54,571
Continental Resources Inc. (a) (b)	97	3,142
Core Laboratories NV (b)	44	4,471
Devon Energy Corp.	500	15,988
Diamondback Energy Inc. (a)	90	8,023
Energen Corp. (a)	97	4,800
EnLink Midstream LLC	62	1,092
EOG Resources Inc.	579	52,447
EQT Corp.	174	10,181
Exxon Mobil Corp.	4,166	336,353
Halliburton Co.	871	37,185
Helmerich & Payne Inc. (b)	109	5,906
Hess Corp.	286	12,536
HollyFrontier Corp.	169	4,630
Kinder Morgan Inc.	2,018	38,662
Marathon Oil Corp.	849	10,067
Marathon Petroleum Corp.	530	27,732
Murphy Oil Corp.	164	4,196
National Oilwell Varco Inc.	380	12,514
Newfield Exploration Co. (a)	202	5,758
Noble Energy Inc.	469	13,263
Occidental Petroleum Corp.	768	45,960
Oneok Inc.	211	11,020
Parsley Energy Inc. - Class A (a)	225	6,255
Patterson-UTI Energy Inc.	214	4,317
Phillips 66	442	36,550
Pioneer Natural Resources Co.	170	27,206
Plains GP Holdings LP - Class A	138	3,605
Range Resources Corp.	248	5,754
Rice Energy Inc. (a)	156	4,146
RSP Permian Inc. (a)	121	3,912
Schlumberger Ltd.	1,401	92,214
Targa Resources Corp.	218	9,864
TechnipFMC Plc (a)	445	12,094
Tesoro Corp.	152	14,263
Transocean Ltd. (a) (b)	403	3,316
Valero Energy Corp.	453	30,554
Weatherford International Plc (a) (b)	934	3,613
Williams Cos. Inc.	829	25,105
WPX Energy Inc. (a)	404	3,901
Other Securities		85,004
Total Common Stocks (cost $1,625,997)		1,414,490
SHORT TERM INVESTMENTS 2.6%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	3,120	3,120
Securities Lending Collateral 2.4%
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	33,703	33,703
Total Short Term Investments (cost $36,823)		36,823
Total Investments 102.4% (cost $1,662,820)		1,451,313
Other Assets and Liabilities, Net (2.4)%		(34,364)
Total Net Assets 100.0%		$1,416,949

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/Mellon Capital Technology Sector Fund *
COMMON STOCKS 99.7%
Information Technology 99.7%
Accenture Plc - Class A	225	$27,860
Activision Blizzard Inc.	254	14,651
Adobe Systems Inc. (a)	179	25,286
Alphabet Inc. - Class A (a)	107	99,812
Alphabet Inc. - Class C (a)	113	102,527
Amphenol Corp. - Class A	111	8,202
Analog Devices Inc.	132	10,271
	Shares/Par†	Value
Apple Inc.	1,895	272,960
Applied Materials Inc.	389	16,071
Autodesk Inc. (a)	72	7,296
Automatic Data Processing Inc.	162	16,572
Broadcom Ltd.	145	33,801
Cisco Systems Inc.	1,810	56,660
Cognizant Technology Solutions Corp. - Class A	219	14,520
Corning Inc.	337	10,120
DXC Technology Co.	103	7,881
eBay Inc. (a)	372	13,002
Electronic Arts Inc. (a)	111	11,752
Facebook Inc. - Class A (a)	851	128,477
Fidelity National Information Services Inc.	119	10,188
Fiserv Inc. (a)	78	9,526
Global Payments Inc.	54	4,920
Harris Corp.	45	4,949
Hewlett Packard Enterprise Co.	600	9,956
HP Inc.	610	10,662
Intel Corp.	1,709	57,662
International Business Machines Corp.	327	50,235
Intuit Inc.	88	11,638
KLA-Tencor Corp.	57	5,224
Lam Research Corp.	59	8,362
MasterCard Inc. - Class A	344	41,838
Microchip Technology Inc. (b)	79	6,078
Micron Technology Inc. (a)	380	11,341
Microsoft Corp.	2,652	182,814
Motorola Solutions Inc.	59	5,118
Nvidia Corp.	195	28,185
Oracle Corp.	1,112	55,766
Paychex Inc.	116	6,600
PayPal Holdings Inc. (a)	415	22,284
QUALCOMM Inc.	534	29,504
Red Hat Inc. (a)	65	6,179
Salesforce.com Inc. (a)	240	20,747
ServiceNow Inc. (a)	60	6,401
Skyworks Solutions Inc.	66	6,366
Symantec Corp.	222	6,275
TE Connectivity Ltd.	129	10,142
Texas Instruments Inc.	362	27,821
Visa Inc. - Class A	672	62,981
Western Digital Corp.	104	9,214
Xilinx Inc.	90	5,795
Other Securities		340,079
Total Common Stocks (cost $1,425,462)		1,952,571
SHORT TERM INVESTMENTS 1.7%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	5,644	5,644
Securities Lending Collateral 1.4%
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	27,329	27,329
Total Short Term Investments (cost $32,973)		32,973
Total Investments 101.4% (cost $1,458,435)		1,985,544
Other Assets and Liabilities, Net (1.4)%		(27,575)
Total Net Assets 100.0%		$1,957,969

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Currency:

USD - United States Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%
ADR - American Depositary Receipt
MSCI - Morgan Stanley Capital International
NASDAQ - National Association of Securities Dealers Automated Quotations
REIT - Real Estate Investment Trust
S&P - Standard & Poor's

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

† Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

* A Summary Schedule of Investments is presented for this portfolio. For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2017. Certain footnotes may apply to securities included in “Other Securities” and are referenced in the complete Schedule of Investments. A complete Schedule of Investments is available without charge, upon request, by calling the Jackson Service Center at 1-800-644-4565 or by visiting the Commission’s website, www.sec.gov.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2017

	JNL/Mellon Capital Dow Index Fund		JNL/Mellon Capital Global 30 Fund		JNL/Mellon Capital Nasdaq 100 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital Communications Sector Fund	JNL/Mellon Capital Consumer Brands Sector Fund
Assets
Investments - unaffiliated, at value (a)(d)		$662,044		$345,691	$1,765,115	$648,028	$3,718,646	$128,032	$1,047,893
Investments - affiliated, at value (b)		10,177		1,441	55,242	—	278	16,531	48,970
Total investments, at value (c)		672,221		347,132	1,820,357	648,028	3,718,924	144,563	1,096,863
Cash		—		—	1,351	—	397	—	21
Foreign currency (e)		—		7	—	—	4	—	—
Receivable for:
Investment securities sold		—		—	—	3,175	—	—	—
Fund shares sold		224		73	2,398	321	605	16	607
Dividends and interest		275		2,591	612	654	10,956	89	745
Derivative instruments:
Variation margin on derivative instruments		23		—	—	—	—	—	—
Other assets		2		1	5	3	13	—	3
Total assets		672,745		349,804	1,824,723	652,181	3,730,899	144,668	1,098,239
Liabilities
Cash overdraft		—		—	—	1,780	—	—	—
Payable for:
Advisory fees		157		85	408	148	830	34	243
Administrative fees		82		43	221	77	444	16	129
12b-1 fees (Class A)		21		11	54	22	89	4	33
Investment securities purchased		—		—	37,341	—	—	—	5,625
Fund shares redeemed		1,251		223	1,190	590	3,782	44	551
Board of managers fees		30		34	23	19	296	5	15
Other expenses		59		13	284	70	137	7	45
Return of securities loaned		—		—	3,540	30,831	52,915	16,501	41,244
Derivative instruments:
Variation margin on derivative instruments		—		—	1	—	—	—	—
Total liabilities		1,600		409	43,062	33,537	58,493	16,611	47,885
Net assets		$671,145		$349,395	$1,781,661	$618,644	$3,672,406	$128,057	$1,050,354
Net assets consist of:
Paid-in capital *		$547,325		$311,999	$1,462,564	$540,627	$3,654,268	$100,215	$811,278
Undistributed net investment income (loss)		—		7,863	10,410	6,636	110,721	6,231	16,255
Accumulated net realized gain (loss)		—		11,388	43,464	101,456	(272,421)	13,662	63,155
Net unrealized appreciation (depreciation) on
investments and foreign currency		123,820		18,145	265,223	(30,075)	179,838	7,949	159,666
		$671,145		$349,395	$1,781,661	$618,644	$3,672,406	$128,057	$1,050,354
Net assets - Class A		$671,145		$349,395	$1,781,173	$618,230	$3,659,970	$127,972	$1,049,941
Shares outstanding - Class A		28,348		13,677	86,649	72,053	259,077	8,351	51,825
Net asset value per share - Class A		$23.68		$25.55	$20.56	$8.58	$14.13	$15.32	$20.26
Net assets - Class B	$	N/A	$	N/A	$488	$414	$12,436	$85	$413
Shares outstanding - Class B		N/A		N/A	36	49	877	6	20
Net asset value per share - Class B	$	N/A	$	N/A	$13.69	$8.42	$14.18	$14.50	$20.63
(a) Investments - unaffiliated, at cost		$538,250		$327,567	$1,499,513	$678,104	$3,538,889	$120,083	$888,227
(b) Investments - affiliated, at cost		10,177		1,441	55,242	—	278	16,531	48,970
(c) Total investments, at cost		$548,427		$329,008	$1,554,755	$678,104	$3,539,167	$136,614	$937,197
(d) Including value of securities on loan		$—		$—	$24,189	$57,812	$66,164	$16,274	$41,082
(e) Foreign currency cost		—		7	—	—	4	—	—

* Represents partners’ capital for Funds structured as partnerships.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2017

	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Assets
Investments - unaffiliated, at value (a)(d)	$1,247,451	$2,905,130	$1,414,490	$1,952,571
Investments - affiliated, at value (b)	29,365	62,946	36,823	32,973
Total investments, at value (c)	1,276,816	2,968,076	1,451,313	1,985,544
Cash	48	—	—	147
Receivable for:
Fund shares sold	2,153	1,433	1,072	1,721
Dividends and interest	1,242	1,747	1,346	490
Other assets	4	8	7	6
Total assets	1,280,263	2,971,264	1,453,738	1,987,908
Liabilities
Payable for:
Advisory fees	284	640	331	452
Administrative fees	153	350	178	245
12b-1 fees (Class A)	38	95	48	60
Fund shares redeemed	525	1,687	2,408	1,745
Board of managers fees	17	46	47	27
Other expenses	56	122	74	81
Return of securities loaned	8,613	55,348	33,703	27,329
Total liabilities	9,686	58,288	36,789	29,939
Net assets	$1,270,577	$2,912,976	$1,416,949	$1,957,969
Net assets consist of:
Paid-in capital	$998,894	$2,303,087	$1,636,858	$1,363,931
Undistributed net investment income (loss)	19,956	22,658	47,828	18,515
Accumulated net realized gain (loss)	51,225	212,396	(56,230)	48,414
Net unrealized appreciation (depreciation) on
investments and foreign currency	200,502	374,835	(211,507)	527,109
	$1,270,577	$2,912,976	$1,416,949	$1,957,969
Net assets - Class A	$1,270,067	$2,911,909	$1,415,785	$1,957,307
Shares outstanding - Class A	98,026	110,759	60,074	145,994
Net asset value per share - Class A	$12.96	$26.29	$23.57	$13.41
Net assets - Class B	$510	$1,067	$1,164	$662
Shares outstanding - Class B	39	40	49	49
Net asset value per share - Class B	$12.98	$26.42	$23.95	$13.65
(a) Investments - unaffiliated, at cost	$1,050,334	$2,530,295	$1,625,997	$1,425,462
(b) Investments - affiliated, at cost	26,191	62,946	36,823	32,973
(c) Total investments, at cost	$1,076,525	$2,593,241	$1,662,820	$1,458,435
(d) Including value of securities on loan	$8,392	$58,227	$32,838	$28,119

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2017

	JNL/Mellon Capital Dow Index Fund	JNL/Mellon Capital Global 30 Fund	JNL/Mellon Capital Nasdaq 100 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital Communications Sector Fund	JNL/Mellon Capital Consumer Brands Sector Fund
Investment Income
Dividends (a)	$7,430	$9,068	$9,219	$4,805	$49,193	$2,132	$6,843
Foreign taxes withheld	—	(92)	(2)	—	(335)	—	—
Interest	2	—	4	—	—	—	—
Securities lending (a)	—	8	78	199	383	347	299
Total investment income	7,432	8,984	9,299	5,004	49,241	2,479	7,142

Expenses
Advisory fees	887	508	2,017	1,045	4,618	210	1,379
Administrative fees	463	260	1,087	549	2,492	101	733
12b-1 fees (Class A)	595	335	1,393	709	3,242	130	942
Licensing fees paid to third parties	56	10	290	67	124	6	41
Legal fees	2	1	4	2	9	—	3
Board of managers fees	4	3	9	6	98	1	6
Chief compliance officer fees	1	—	1	1	3	—	1
Other expenses	3	4	9	12	26	1	9
Total expenses	2,011	1,121	4,810	2,391	10,612	449	3,114
Net investment income	5,421	7,863	4,489	2,613	38,629	2,030	4,028

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	29	11,414	7,086	101,471	315,189	10,857	7,831
Affiliated investments	—	—	—	—	—	—	—
Foreign currency	—	(23)	—	—	207	—	—
OTC derivative instruments	—	(5)	—	—	2	—	—
Exchange traded and centrally
cleared derivative instruments	1,280	—	4,717	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments	47,232	9,297	180,543	(178,259)	(228,807)	(11,427)	86,301
Foreign currency	—	28	—	(1)	85	—	—
Exchange traded and centrally
cleared derivative instruments	71	—	(222)	—	—	—	—
Net realized and unrealized gain (loss)	48,612	20,711	192,124	(76,789)	86,676	(570)	94,132
Change in net assets from operations	$54,033	$28,574	$196,613	$(74,176)	$125,305	$1,460	$98,160
(a) Income from affiliated investments	$32	$2	$111	$3	$7	$347	$308

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2017

	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Investment Income
Dividends (a)	$11,842	$20,629	$21,143	$11,465
Foreign taxes withheld	(2)	—	(5)	—
Securities lending (a)	41	450	80	70
Total investment income	11,881	21,079	21,218	11,535

Expenses
Advisory fees	1,720	3,666	2,259	2,423
Administrative fees	922	2,003	1,222	1,313
12b-1 fees (Class A)	1,187	2,576	1,576	1,685
Licensing fees paid to third parties	52	113	69	74
Legal fees	3	7	5	4
Board of managers fees	9	19	12	12
Chief compliance officer fees	1	3	2	2
Other expenses	7	28	15	9
Total expenses	3,901	8,415	5,160	5,522
Net investment income	7,980	12,664	16,058	6,013

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	28,549	15,762	9,202	15,931
Affiliated investments	541	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments	29,560	387,366	(281,385)	226,632
Net realized and unrealized gain (loss)	58,650	403,128	(272,183)	242,563
Change in net assets from operations	$66,630	$415,792	$(256,125)	$248,576
(a) Income from affiliated investments	$193	$464	$83	$96

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2017

	JNL/Mellon Capital Dow Index Fund	JNL/Mellon Capital Global 30 Fund	JNL/Mellon Capital Nasdaq 100 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital Communications Sector Fund	JNL/Mellon Capital Consumer Brands Sector Fund
Operations
Net investment income (loss)	$5,421	$7,863	$4,489	$2,613	$38,629	$2,030	$4,028
Net realized gain (loss)	1,309	11,386	11,803	101,471	315,398	10,857	7,831
Net change in unrealized appreciation
(depreciation)	47,303	9,325	180,321	(178,260)	(228,722)	(11,427)	86,301
Change in net assets from operations	54,033	28,574	196,613	(74,176)	125,305	1,460	98,160
Share transactions[1]
Proceeds from the sale of shares
Class A	127,198	27,100	638,242	139,732	118,554	8,827	167,166
Class B	—	—	210	260	1,649	32	179
Proceeds in connection with acquisition
Class A	—	—	—	—	564,364	—	—
Class B	—	—	—	—	526	—	—
Cost of shares redeemed
Class A	(68,077)	(43,982)	(185,403)	(267,947)	(347,369)	(25,559)	(124,447)
Class B	—	—	(39)	(547)	(2,554)	(39)	(87)
Change in net assets from
share transactions	59,121	(16,882)	453,010	(128,502)	335,170	(16,739)	42,811
Change in net assets	113,154	11,692	649,623	(202,678)	460,475	(15,279)	140,971
Net assets beginning of period	557,991	337,702	1,132,038	821,322	3,211,931	143,336	909,383
Net assets end of period	$671,145	$349,394	$1,781,661	$618,644	$3,672,406	$128,057	$1,050,354
Undistributed net investment income (loss)	$—	$7,863	$10,410	$6,636	$110,721	$6,231	$16,255

[1]Share Transactions
Shares Sold
Class A	5,587	1,099	32,083	15,189	8,503	581	8,485
Class B	—	—	16	28	118	3	9
Shares issued in connection with acquisition
Class A	—	—	—	—	40,639	—	—
Class B	—	—	—	—	38	—	—
Shares redeemed
Class A	(2,989)	(1,769)	(9,517)	(29,830)	(24,853)	(1,686)	(6,374)
Class B	—	—	(3)	(61)	(184)	(3)	(4)
Change in shares
Class A	2,598	(670)	22,566	(14,641)	24,289	(1,105)	2,111
Class B	—	—	13	(33)	(28)	—	5
Purchases and sales of long term
investments
Purchase of securities	$64,138	$152,872	$506,722	$542,477	$3,214,896	$22,035	$81,175
Proceeds from sales of securities	$—	$164,030	$52,578	$665,747	$2,854,506	$36,896	$35,501

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2017

	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Operations
Net investment income (loss)	$7,980	$12,664	$16,058	$6,013
Net realized gain (loss)	29,090	15,762	9,202	15,931
Net change in unrealized appreciation
(depreciation)	29,560	387,366	(281,385)	226,632
Change in net assets from operations	66,630	415,792	(256,125)	248,576
Share transactions[1]
Proceeds from the sale of shares
Class A	321,165	303,702	167,224	437,204
Class B	115	348	178	206
Cost of shares redeemed
Class A	(218,785)	(323,280)	(346,441)	(187,273)
Class B	(202)	(299)	(235)	(118)
Change in net assets from
share transactions	102,293	(19,529)	(179,274)	250,019
Change in net assets	168,923	396,263	(435,399)	498,595
Net assets beginning of period	1,101,654	2,516,713	1,852,348	1,459,374
Net assets end of period	$1,270,577	$2,912,976	$1,416,949	$1,957,969
Undistributed net investment income (loss)	$19,956	$22,658	$47,828	$18,515

[1]Share Transactions
Shares Sold
Class A	25,633	12,296	6,535	34,013
Class B	9	15	7	17
Shares redeemed
Class A	(17,563)	(13,319)	(13,754)	(14,575)
Class B	(16)	(13)	(9)	(10)
Change in shares
Class A	8,070	(1,023)	(7,219)	19,438
Class B	(7)	2	(2)	7
Purchases and sales of long term
investments
Purchase of securities	$191,579	$100,786	$68,418	$299,287
Proceeds from sales of securities	$83,189	$112,779	$242,725	$43,399

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/Mellon Capital Dow Index Fund	JNL/Mellon Capital Global 30 Fund	JNL/Mellon Capital Nasdaq 100 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital Communications Sector Fund
Operations
Net investment income (loss)	$10,045	$12,972	$5,936	$4,037	$72,811	$4,204
Net realized gain (loss)	2,728	820	33,574	2,529	(64,246)	4,777
Net change in unrealized appreciation
(depreciation)	61,250	7,773	32,841	146,707	350,643	17,740
Change in net assets from operations	74,023	21,565	72,351	153,273	359,208	26,721
Distributions to shareholders
From net investment income
Class A	—	—	(10,103)	(4,650)	(77,640)	(3,583)
Class B	—	—	(5)	(5)	(318)	(2)
From net realized gains
Class A	—	—	(134,667)	(12,185)	—	(7,782)
Class B	—	—	(50)	(10)	—	(5)
Total distributions to shareholders	—	—	(144,825)	(16,850)	(77,958)	(11,372)
Share transactions[1]
Proceeds from the sale of shares
Class A	117,287	56,215	449,170	473,660	248,472	39,533
Class B	—	—	85	485	7,696	13
Reinvestment of distributions
Class A	—	—	144,769	16,835	77,640	11,365
Class B	—	—	55	15	318	8
Cost of shares redeemed
Class A	(128,495)	(93,707)	(276,470)	(137,456)	(685,318)	(38,610)
Class B	—	—	(89)	(205)	(8,306)	(19)
Change in net assets from
share transactions	(11,208)	(37,492)	317,520	353,334	(359,498)	12,290
Change in net assets	62,815	(15,927)	245,046	489,757	(78,248)	27,639
Net assets beginning of year	495,176	353,629	886,992	331,565	3,290,179	115,697
Net assets end of year	$557,991	$337,702	$1,132,038	$821,322	$3,211,931	$143,336
Undistributed (excess of distributions
over) net investment income (loss)	$—	$—	$5,921	$4,023	$72,092	$4,201

[1]Share Transactions
Shares Sold
Class A	5,930	2,458	24,110	56,189	19,268	5,078
Class B	—	—	7	58	574	—
Reinvestment of distributions
Class A	—	—	8,249	2,056	5,977	812
Class B	—	—	5	2	24	1
Shares tendered in reverse share split
Class A (a)	—	—	—	—	—	(17,858)
Class B (a)	—	—	—	—	—	(12)
Shares redeemed
Class A	(6,643)	(4,181)	(15,118)	(17,170)	(53,578)	(4,484)
Class B	—	—	(7)	(25)	(621)	(2)
Change in shares
Class A	(713)	(1,723)	17,241	41,075	(28,333)	(16,452)
Class B	—	—	5	35	(23)	(13)

(a) As of close of business on May 6, 2016, the Fund implemented a 3 for 1 reverse share split which resulted in a reduction in the number of shares. Shares sold and shares redeemed prior to May 6, 2016 reflected in the Statements of Changes in Net Assets were not adjusted for the reverse share split.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Operations
Net investment income (loss)	$11,056	$11,987	$25,227	$31,807	$11,904
Net realized gain (loss)	59,378	51,537	192,484	(28,002)	43,000
Net change in unrealized appreciation
(depreciation)	(20,508)	99,079	(348,083)	373,659	101,739
Change in net assets from operations	49,926	162,603	(130,372)	377,464	156,643
Distributions to shareholders
From net investment income
Class A	(6,230)	(10,677)	(47,489)	(30,505)	(9,127)
Class B	(2)	(7)	(19)	(26)	(4)
From net realized gains
Class A	(26,091)	(26,069)	(177,313)	—	(24,863)
Class B	(8)	(14)	(64)	—	(8)
Total distributions to shareholders	(32,331)	(36,767)	(224,885)	(30,531)	(34,002)
Share transactions[1]
Proceeds from the sale of shares
Class A	320,891	473,576	573,322	625,884	431,617
Class B	166	585	612	1,049	391
Reinvestment of distributions
Class A	32,321	36,746	224,802	30,505	33,990
Class B	10	21	83	26	12
Cost of shares redeemed
Class A	(449,283)	(244,121)	(1,089,438)	(329,647)	(408,174)
Class B	(200)	(472)	(826)	(1,016)	(351)
Change in net assets from
share transactions	(96,095)	266,335	(291,445)	326,801	57,485
Change in net assets	(78,500)	392,171	(646,702)	673,734	180,126
Net assets beginning of year	987,883	709,483	3,163,415	1,178,614	1,279,248
Net assets end of year	$909,383	$1,101,654	$2,516,713	$1,852,348	$1,459,374
Undistributed (excess of distributions
over) net investment income (loss)	$12,227	$11,976	$9,994	$31,770	$12,502

[1]Share Transactions
Shares Sold
Class A	18,067	42,262	23,743	26,173	39,876
Class B	8	53	26	41	34
Reinvestment of distributions
Class A	1,849	3,589	9,843	1,203	3,003
Class B	1	2	4	1	1
Shares redeemed
Class A	(25,467)	(23,861)	(45,264)	(13,538)	(38,885)
Class B	(11)	(43)	(35)	(40)	(31)
Change in shares
Class A	(5,551)	21,990	(11,678)	13,838	3,994
Class B	(2)	12	(5)	2	4

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from					Supplemental data		Ratios(a)
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(f)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Capital Dow Index Fund
Class A
06/30/17	21.67	0.20	1.81	2.01	—	—	23.68	9.28		671,145	0	0.65	1.76
12/31/16	18.71	0.39	2.57	2.96	—	—	21.67	15.82		557,991	6	0.66	2.01
12/31/15	18.83	0.55	(0.67)	(0.12)	—	—	18.71	(0.64)		495,176	115	0.66	2.93
12/31/14	17.15	0.50	1.18	1.68	—	—	18.83	9.80		580,759	24	0.67	2.79
12/31/13	13.14	0.43	3.58	4.01	—	—	17.15	30.52		584,429	43	0.66	2.79
12/31/12	11.81	0.40	0.93	1.33	—	—	13.14	11.26		462,793	30	0.67	3.11

JNL/Mellon Capital Global 30 Fund
Class A
06/30/17	23.54	0.56	1.45	2.01	—	—	25.55	8.54		349,395	44	0.65	4.53
12/31/16	22.01	0.87	0.66	1.53	—	—	23.54	6.95		337,702	5	0.66	3.86
12/31/15	23.99	0.87	(2.85)	(1.98)	—	—	22.01	(8.25)		353,629	125	0.69	3.65
12/31/14	21.64	1.42	0.93	2.35	—	—	23.99	10.86		382,929	29	0.70	6.50
12/31/13	19.10	0.88	1.66	2.54	—	—	21.64	13.30	(d)	412,489	49	0.70	4.25
12/31/12	15.54	0.71	2.85	3.56	—	—	19.10	22.91		419,766	53	0.70	4.13

JNL/Mellon Capital Nasdaq 100 Fund
Class A
06/30/17	17.66	0.06	2.84	2.90	—	—	20.56	16.42		1,781,173	4	0.66	0.62
12/31/16	18.93	0.12	1.37	1.49	(0.19)	(2.56)	17.66	7.94		1,131,773	148	0.68	0.63
12/31/15	21.29	0.22	0.08	0.30	(0.11)	(2.55)	18.93	1.43		886,744	85	0.68	1.04
12/31/14	19.00	0.12	3.40	3.52	(0.04)	(1.19)	21.29	18.44		1,007,193	55	0.68	0.61
12/31/13	13.84	0.05	5.62	5.67	(0.14)	(0.37)	19.00	41.10		609,174	79	0.68	0.32
12/31/12	11.67	0.15	2.15	2.30	(0.03)	(0.10)	13.84	19.66		419,999	78	0.69	1.15

Class B
06/30/17	11.75	0.05	1.89	1.94	—	—	13.69	16.51		488	4	0.47	0.81
12/31/16	13.46	0.11	0.97	1.08	(0.23)	(2.56)	11.75	8.18		265	148	0.48	0.83
12/31/15	15.90	0.21	0.05	0.26	(0.15)	(2.55)	13.46	1.65		248	85	0.48	1.31
12/31/14	14.44	0.13	2.58	2.71	(0.06)	(1.19)	15.90	18.67		542	55	0.48	0.82
12/31/13	10.60	0.07	4.30	4.37	(0.16)	(0.37)	14.44	41.44		381	79	0.48	0.53
12/31/12	8.97	0.15	1.63	1.78	(0.05)	(0.10)	10.60	19.75		347	78	0.49	1.49

JNL/Mellon Capital S&P SMid 60 Fund
Class A
06/30/17	9.47	0.03	(0.92)	(0.89)	—	—	8.58	(9.40)		618,230	74	0.65	0.71
12/31/16	7.26	0.07	2.39	2.46	(0.07)	(0.18)	9.47	34.40		820,565	56	0.66	0.85
12/31/15	12.76	0.14	(0.67)	(0.53)	(0.32)	(4.65)	7.26	(5.05)		331,230	79	0.67	1.20
12/31/14	13.90	0.21	0.25	0.46	(0.09)	(1.51)	12.76	3.50		487,496	83	0.66	1.49
12/31/13	10.43	0.06	3.78	3.84	(0.19)	(0.18)	13.90	36.89		670,340	74	0.66	0.50
12/31/12	9.93	0.21	1.14	1.35	(0.09)	(0.76)	10.43	13.85		479,241	90	0.66	1.96

Class B
06/30/17	9.27	0.04	(0.89)	(0.85)	—	—	8.42	(9.17)		414	74	0.46	0.85
12/31/16	7.12	0.08	2.33	2.41	(0.08)	(0.18)	9.27	34.42		757	56	0.46	1.06
12/31/15	12.63	0.17	(0.66)	(0.49)	(0.37)	(4.65)	7.12	(4.81)		335	79	0.47	1.41
12/31/14	13.77	0.24	0.25	0.49	(0.12)	(1.51)	12.63	3.79		455	83	0.46	1.73
12/31/13	10.33	0.08	3.75	3.83	(0.21)	(0.18)	13.77	37.17		625	74	0.46	0.66
12/31/12	9.85	0.32	1.03	1.35	(0.11)	(0.76)	10.33	13.96		481	90	0.46	3.03

JNL/Mellon Capital JNL 5 Fund
Class A
06/30/17	13.63	0.16	0.34	0.50	—	—	14.13	3.67		3,659,970	83	0.63	2.29
12/31/16	12.46	0.30	1.20	1.50	(0.33)	—	13.63	12.18		3,199,574	74	0.64	2.30
12/31/15	13.21	0.30	(0.70)	(0.40)	(0.35)	—	12.46	(3.02)		3,278,583	74	0.64	2.26
12/31/14	12.11	0.33	1.04	1.37	(0.27)	—	13.21	11.32		3,461,552	65	0.64	2.65
12/31/13	9.43	0.23	2.75	2.98	(0.30)	—	12.11	31.68	(d)	3,586,432	59	0.64	2.11
12/31/12	8.23	0.25	1.23	1.48	(0.28)	—	9.43	18.04		3,115,051	67	0.64	2.76

Class B
06/30/17	13.66	0.17	0.35	0.52	—	—	14.18	3.81		12,436	83	0.44	2.46
12/31/16	12.49	0.32	1.21	1.53	(0.36)	—	13.66	12.40		12,357	74	0.44	2.50
12/31/15	13.25	0.32	(0.70)	(0.38)	(0.38)	—	12.49	(2.88)		11,596	74	0.44	2.46
12/31/14	12.14	0.35	1.06	1.41	(0.30)	—	13.25	11.59		11,465	65	0.44	2.83
12/31/13	9.45	0.25	2.76	3.01	(0.32)	—	12.14	31.96	(d)	10,840	59	0.44	2.31
12/31/12	8.25	0.27	1.23	1.50	(0.30)	—	9.45	18.25		8,868	67	0.44	2.97

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations						Distributions from							Supplemental data		Ratios(a)
Period ended	Net asset value, beginning of period($)		Net investment income (loss)($)(b)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)		Total return(%)(c)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(f)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/Mellon Capital Communications Sector Fund
Class A
06/30/17	15.15		0.23		(0.06)		0.17		—		—		15.32		1.12	127,972	16	0.67	3.03
12/31/16	13.39	(e)	0.47	(e)	2.57	(e)	3.04	(e)	(0.40)	(e)	(0.87)		15.15		23.55	143,245	24	0.68	3.18
12/31/15	14.01	(e)	0.40	(e)	(0.02)	(e)	0.38	(e)	(0.54)	(e)	(0.46)	(e)	13.39	(e)	2.73	115,618	21	0.68	2.82
12/31/14	13.64	(e)	0.44	(e)	0.32	(e)	0.76	(e)	(0.39)	(e)	—		14.01	(e)	5.52	134,685	56	0.68	3.12
12/31/13	11.51	(e)	0.41	(e)	2.00	(e)	2.41	(e)	(0.28)	(e)	—		13.64	(e)	21.02	136,987	48	0.70	3.21
12/31/12	9.77	(e)	0.37	(e)	1.62	(e)	1.99	(e)	(0.25)	(e)	—		11.51	(e)	20.34	102,731	59	0.70	3.31

Class B
06/30/17	14.32		0.23		(0.05)		0.18		—		—		14.50		1.26	85	16	0.48	3.19
12/31/16	12.72	(e)	0.47	(e)	2.43	(e)	2.90	(e)	(0.43)	(e)	(0.87)		14.32		23.69	91	24	0.48	3.40
12/31/15	13.37	(e)	0.35	(e)	0.04	(e)	0.39	(e)	(0.58)	(e)	(0.46)	(e)	12.72	(e)	2.92	79	21	0.48	2.56
12/31/14	13.04	(e)	0.45	(e)	0.30	(e)	0.75	(e)	(0.42)	(e)	—		13.37	(e)	5.74	88	56	0.48	3.34
12/31/13	11.00	(e)	0.42	(e)	1.91	(e)	2.33	(e)	(0.29)	(e)	—		13.04	(e)	21.34	109	48	0.50	3.44
12/31/12	9.34	(e)	0.39	(e)	1.53	(e)	1.92	(e)	(0.26)	(e)	—		11.00	(e)	20.83	94	59	0.50	3.75

JNL/Mellon Capital Consumer Brands Sector Fund
Class A
06/30/17	18.29		0.08		1.89		1.97		—		—		20.26		10.77	1,049,941	4	0.64	0.82
12/31/16	17.87		0.21		0.86		1.07		(0.13)		(0.52)		18.29		6.16	909,097	13	0.65	1.19
12/31/15	18.16		0.16		0.93		1.09		(0.08)		(1.30)		17.87		5.90	987,578	12	0.65	0.85
12/31/14	17.25		0.13		1.72		1.85		(0.10)		(0.84)		18.16		10.81	550,913	43	0.66	0.76
12/31/13	12.58		0.12		5.03		5.15		(0.09)		(0.39)		17.25		41.11	521,754	20	0.67	0.76
12/31/12	10.53		0.19		2.28		2.47		(0.05)		(0.37)		12.58		23.47	228,728	29	0.68	1.53

Class B
06/30/17	18.60		0.10		1.93		2.03		—		—		20.63		10.91	413	4	0.44	1.01
12/31/16	18.16		0.25		0.87		1.12		(0.15)		(0.52)		18.60		6.34	286	13	0.45	1.37
12/31/15	18.41		0.20		0.95		1.15		(0.10)		(1.30)		18.16		6.14	305	12	0.45	1.04
12/31/14	17.47		0.17		1.73		1.90		(0.12)		(0.84)		18.41		11.00	184	43	0.46	0.97
12/31/13	12.72		0.13		5.11		5.24		(0.10)		(0.39)		17.47		41.38	197	20	0.47	0.86
12/31/12	10.63		0.20		2.32		2.52		(0.06)		(0.37)		12.72		23.72	268	29	0.48	1.67

JNL/Mellon Capital Financial Sector Fund
Class A
06/30/17	12.24		0.08		0.64		0.72		—		—		12.96		5.88	1,270,067	7	0.63	1.30
12/31/16	10.43		0.18		2.22		2.40		(0.17)		(0.42)		12.24		24.10	1,101,086	37	0.65	1.70
12/31/15	11.20		0.19		(0.31)		(0.12)		(0.12)		(0.53)		10.43		(1.12)	709,127	13	0.65	1.69
12/31/14	10.22		0.15		1.18		1.33		(0.09)		(0.26)		11.20		13.06	596,274	21	0.66	1.44
12/31/13	7.76		0.11		2.47		2.58		(0.07)		(0.05)		10.22		33.35	472,278	13	0.67	1.24
12/31/12	6.21		0.11		1.51		1.62		(0.07)		—		7.76		26.12	236,065	32	0.68	1.54

Class B
06/30/17	12.25		0.09		0.64		0.73		—		—		12.98		5.96	510	7	0.44	1.49
12/31/16	10.44		0.20		2.22		2.42		(0.19)		(0.42)		12.25		24.32	568	37	0.45	1.90
12/31/15	11.20		0.21		(0.31)		(0.10)		(0.13)		(0.53)		10.44		(0.88)	356	13	0.45	1.86
12/31/14	10.21		0.17		1.19		1.36		(0.11)		(0.26)		11.20		13.32	393	21	0.46	1.62
12/31/13	7.75		0.13		2.46		2.59		(0.08)		(0.05)		10.21		33.52	351	13	0.47	1.42
12/31/12	6.19		0.12		1.52		1.64		(0.08)		—		7.75		26.56	289	32	0.48	1.74

JNL/Mellon Capital Healthcare Sector Fund
Class A
06/30/17	22.51		0.12		3.66		3.78		—		—		26.29		16.79	2,911,909	4	0.63	0.95
12/31/16	25.61		0.22		(1.17)		(0.95)		(0.45)		(1.70)		22.51		(3.82)	2,515,843	7	0.64	0.92
12/31/15	25.09		0.21		1.41		1.62		(0.11)		(0.99)		25.61		6.58	3,162,298	15	0.64	0.78
12/31/14	20.32		0.20		4.91		5.11		(0.11)		(0.23)		25.09		25.14	2,040,005	18	0.65	0.89
12/31/13	14.61		0.21		5.77		5.98		(0.11)		(0.16)		20.32		40.99	1,049,978	8	0.66	1.14
12/31/12	12.48		0.22		2.09		2.31		(0.11)		(0.07)		14.61		18.47	432,499	13	0.67	1.57

Class B
06/30/17	22.60		0.14		3.68		3.82		—		—		26.42		16.90	1,067	4	0.44	1.14
12/31/16	25.72		0.27		(1.18)		(0.91)		(0.51)		(1.70)		22.60		(3.67)	870	7	0.44	1.12
12/31/15	25.16		0.26		1.43		1.69		(0.14)		(0.99)		25.72		6.82	1,117	15	0.44	0.97
12/31/14	20.35		0.25		4.92		5.17		(0.13)		(0.23)		25.16		25.39	1,106	18	0.45	1.09
12/31/13	14.62		0.24		5.78		6.02		(0.13)		(0.16)		20.35		41.20	724	8	0.46	1.35
12/31/12	12.47		0.25		2.10		2.35		(0.13)		(0.07)		14.62		18.77	467	13	0.47	1.76

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data		Ratios(a)
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(f)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/Mellon Capital Oil & Gas Sector Fund
Class A
06/30/17	27.51	0.25	(4.19)	(3.94)	—	—	23.57	(14.32)	1,415,785	4	0.63	1.97
12/31/16	22.03	0.51	5.45	5.96	(0.48)	—	27.51	27.21	1,850,929	7	0.64	2.10
12/31/15	30.04	0.65	(7.56)	(6.91)	(0.41)	(0.69)	22.03	(23.26)	1,177,533	3	0.64	2.36
12/31/14	34.53	0.57	(4.13)	(3.56)	(0.39)	(0.54)	30.04	(10.36)	1,213,723	14	0.65	1.61
12/31/13	28.21	0.47	6.65	7.12	(0.39)	(0.41)	34.53	25.34	1,167,730	10	0.66	1.48
12/31/12	27.43	0.40	0.79	1.19	(0.31)	(0.10)	28.21	4.35	889,620	14	0.66	1.44

Class B
06/30/17	27.93	0.28	(4.26)	(3.98)	—	—	23.95	(14.25)	1,164	4	0.44	2.16
12/31/16	22.35	0.57	5.53	6.10	(0.52)	—	27.93	27.47	1,419	7	0.44	2.32
12/31/15	30.46	0.71	(7.67)	(6.96)	(0.46)	(0.69)	22.35	(23.11)	1,081	3	0.44	2.54
12/31/14	34.99	0.64	(4.18)	(3.54)	(0.45)	(0.54)	30.46	(10.18)	1,527	14	0.45	1.81
12/31/13	28.56	0.54	6.74	7.28	(0.44)	(0.41)	34.99	25.62	1,668	10	0.46	1.66
12/31/12	27.77	0.47	0.78	1.25	(0.36)	(0.10)	28.56	4.53	1,153	14	0.46	1.64

JNL/Mellon Capital Technology Sector Fund
Class A
06/30/17	11.53	0.04	1.84	1.88	—	—	13.41	16.31	1,957,307	2	0.63	0.69
12/31/16	10.43	0.10	1.28	1.38	(0.08)	(0.21)	11.53	13.30	1,458,878	13	0.64	0.92
12/31/15	10.77	0.09	0.40	0.49	(0.06)	(0.77)	10.43	4.41	1,278,843	7	0.64	0.82
12/31/14	9.12	0.10	1.78	1.88	(0.06)	(0.17)	10.77	20.61	975,364	29	0.66	0.97
12/31/13	7.39	0.08	1.84	1.92	(0.05)	(0.14)	9.12	26.18	608,457	12	0.67	1.05
12/31/12	7.03	0.06	0.72	0.78	(0.02)	(0.40)	7.39	11.23	431,124	20	0.67	0.80

Class B
06/30/17	11.73	0.06	1.86	1.92	—	—	13.65	16.37	662	2	0.44	0.87
12/31/16	10.61	0.12	1.30	1.42	(0.09)	(0.21)	11.73	13.44	496	13	0.44	1.13
12/31/15	10.92	0.11	0.43	0.54	(0.08)	(0.77)	10.61	4.75	405	7	0.44	1.02
12/31/14	9.24	0.12	1.80	1.92	(0.07)	(0.17)	10.92	20.79	402	29	0.46	1.17
12/31/13	7.48	0.10	1.87	1.97	(0.07)	(0.14)	9.24	26.46	381	12	0.47	1.25
12/31/12	7.10	0.08	0.73	0.81	(0.03)	(0.40)	7.48	11.57	329	20	0.47	0.99

(a)	Annualized for periods less than one year.
(b)	Calculated using the average shares method.
(c)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods of less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

(d)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class B, respectively, without the class action settlement proceeds was as follows: JNL/Mellon Capital Global 30 Fund - 13.19%; JNL/Mellon Capital JNL 5 Fund - 31.57% and 31.85%.

(e)	On May 6, 2016, the Fund effected a 3 for 1 reverse share split. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share split.
(f)	Portfolio turnover is not annualized for periods of less than one year.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2017

NOTE 1. ORGANIZATION

[[L:TC_Field]]

The JNL Variable Fund LLC ("JNL Variable Fund" or “Company”) is an open-end management investment company, organized as a limited liability company under the laws of Delaware, by an operating agreement dated February 11, 1999, as amended December 3, 2014. The Company is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”) and its shares are registered under the Securities Act of 1933, as amended ("1933 Act"). The JNL Variable Fund operates as a “series” fund, and at June 30, 2017, consisted of eleven (11) separate series, (each a “Fund”, and collectively, “Funds"). Each Fund is non-diversified for purposes of the 1940 Act. The composition of portfolios for certain Funds is determined on an annual basis utilizing stock selection criteria described in the Funds' prospectus.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. Shares of each Fund are sold to Jackson and its separate accounts and other affiliated registered investment companies (“RIC”) to fund the benefits of variable annuity contracts and variable life insurance policies. Shares may also be sold directly to Jackson and to other affiliated funds. The Funds and each Fund's Sub-Adviser are:

Fund:	Sub-Adviser:

JNL/Mellon Capital Dow Index Fund, JNL/Mellon Capital Global 30 Fund, JNL/Mellon Capital Nasdaq 100 Fund, JNL/Mellon Capital S&P SMid 60 Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital Communications Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund, JNL/Mellon Capital Technology Sector Fund

Mellon Capital Management Corporation

All Funds, except for JNL/Mellon Capital Dow Index Fund and JNL/Mellon Capital Global 30 Fund, offer Class A and Class B shares. The two classes differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Funds’ valuation policy and procedures, the Funds’ Board of Managers ("Board" or "Managers") has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Funds and JNAM management. The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value ("NAV") of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2017

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions for the RIC Funds are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually by the RIC Funds, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains by the RIC Funds, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards. No distributions of net investment income or realized capital gains are required for Funds that are not RICs, therefore, undistributed (excess of distributions over) net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations. Realized gains and losses are determined on the specific identification basis.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Funds that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Fund level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest. When a capital gains tax is determined to apply, a Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

Foreign Currency Translations. The accounting records of each Fund are maintained in U.S. dollars. Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications. In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Company’s organizational documents, its officers and Managers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncement. In October 2016, the SEC adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by RICs. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Compliance is based on reporting period end-date and is effective for these Funds for the September 30, 2017 reporting period. Management is currently evaluating the impact that the final rules will have on the Funds’ financial statements.

NOTE 3. FASB ASC TOPIC 820, "FAIR VALUE MEASUREMENT"

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2017

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities (in thousands) as of June 30, 2017 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

JNL/Mellon Capital Dow Index Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks	661,288	—	—	—	661,288
Short Term Investments	10,177	756	—	—	10,933
	671,465	756	—	—	672,221
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	26	—	—	—	26
	26	—	—	—	26
JNL/Mellon Capital Global 30 Fund
Assets - Securities
Common Stocks
China	—	35,532	—	—	35,532
Hong Kong	—	64,601	—	—	64,601
Macau	—	11,577	—	—	11,577
United Kingdom	11,889	112,644	—	—	124,533
United States of America	109,448	—	—	—	109,448
Short Term Investments	1,441	—	—	—	1,441
	122,778	224,354	—	—	347,132
JNL/Mellon Capital Nasdaq 100 Fund
Assets - Securities
Common Stocks	1,760,749	—	—	—	1,760,749
Short Term Investments	58,782	826	—	—	59,608
	1,819,531	826	—	—	1,820,357
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(379)	—	—	—	(379)
	(379)	—	—	—	(379)
JNL/Mellon Capital S&P SMid 60 Fund
Assets - Securities
Common Stocks	617,197	—	—	—	617,197
Short Term Investments	30,831	—	—	—	30,831
	648,028	—	—	—	648,028
JNL/Mellon Capital JNL 5 Fund
Assets - Securities
Common Stocks	3,206,464	459,267	—	—	3,665,731
Short Term Investments	53,193	—	—	—	53,193
	3,259,657	459,267	—	—	3,718,924
JNL/Mellon Capital Communications Sector Fund
Assets - Securities
Common Stocks	128,032	—	—	—	128,032
Short Term Investments	30	—	—	16,501	16,531
	128,062	—	—	16,501	144,563
JNL/Mellon Capital Consumer Brands Sector Fund
Assets - Securities
Common Stocks	1,047,841	—	—	—	1,047,841
Rights	—	—	52	—	52
Short Term Investments	7,726	—	—	41,244	48,970
	1,055,567	—	52	41,244	1,096,863

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/Mellon Capital Financial Sector Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks	1,265,790	—	—	—	1,265,790
Short Term Investments	2,413	—	—	8,613	11,026
	1,268,203	—	—	8,613	1,276,816
JNL/Mellon Capital Healthcare Sector Fund
Assets - Securities
Common Stocks	2,904,973	—	—	—	2,904,973
Rights	—	—	157	—	157
Short Term Investments	7,598	—	—	55,348	62,946
	2,912,571	—	157	55,348	2,968,076
JNL/Mellon Capital Oil & Gas Sector Fund
Assets - Securities
Common Stocks	1,414,490	—	—	—	1,414,490
Short Term Investments	3,120	—	—	33,703	36,823
	1,417,610	—	—	33,703	1,451,313
JNL/Mellon Capital Technology Sector Fund
Assets - Securities
Common Stocks	1,952,571	—	—	—	1,952,571
Short Term Investments	5,644	—	—	27,329	32,973
	1,958,215	—	—	27,329	1,985,544

1Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2Investments in other financial instruments include futures contracts which reflect the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 1, 2 or 3 for the period. There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at June 30, 2017.

NOTE 4. INVESTMENTS AND RISKS

Securities Lending and Securities Lending Collateral. All Funds participate in agency based securities lending programs. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. equities – 102%; U.S. corporate fixed income – 102%; U.S. government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S., UK and certain Eurozone government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds. The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds. JPM Chase serves as investment adviser to the Securities Lending Cash Collateral Fund LLC and receives a portion of the earnings from the Securities Lending Cash Collateral Fund LLC as consideration for its service as securities lending agent and Adviser to the Securities Lending Cash Collateral Fund LLC. The Securities Lending Cash Collateral Fund LLC pays JNAM an annual fee for accounting and administrative services. Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as payable for return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as investment - at value on the

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2017

Statements of Assets and Liabilities. The value of securities on loan is disclosed under footnote (d) on the Statements of Assets and Liabilities. Each Fund’s net exposure is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

Market and Volatility Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities. Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because a Fund may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by a Fund.

Concentration Risk. To the extent that the Funds focus on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a Fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Foreign Securities Risk. Investing in securities of foreign companies or securities issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Industry Concentration Risk. A Fund may concentrate its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies or other events that affect that industry more than others. To the extent that a Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s sub-advisers and service providers could cause business failures or delays in daily processing and a Fund may not be able to issue a NAV per share. As a result, cyber-attacks could impact the performance of a Fund.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to/from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange cleared derivative transactions such as futures. Exchange cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at a Futures Commissions Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the FCM an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. In the event of a default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund's assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2017

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts. A Fund may buy and sell futures on equities and indices. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

FASB ASC Topic 815, “Derivatives and Hedging”. This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument's primary underlying risk exposure which is categorized as credit, equity price, interest rate and foreign currency exchange rate risk. The objectives, strategies and underlying risks for derivatives held by Funds are discussed in the following paragraphs.

JNL/Mellon Capital Dow Index Fund and JNL/Mellon Capital Nasdaq 100 Fund entered into futures contracts to hedge accrued dividends, to manage cash flows and as a substitute for investment in physical securities.

At June 30, 2017, variation margin related to futures contracts is reflected as variation margin on derivative instruments in the Statements of Assets and Liabilities. None of the futures contracts held by the Funds are subject to master netting agreements or a similar agreement and are not eligible for offset in the Statements of Assets and Liabilities as of June 30, 2017. During the period ended June 30, 2017, realized gain (loss) and change in unrealized appreciation (depreciation) on futures contracts is reflected in exchange cleared derivative instruments for such investments in the Statements of Operations. Net exposure to the Funds for futures contracts is the variation margin in addition to any collateral pledged for the initial margin on the futures contracts. At June 30, 2017, the JNL/Mellon Capital Dow Index Fund and JNL/Mellon Capital Nasdaq 100 Fund had $756 and $826 securities pledged respectively, as collateral for futures contracts. The futures contracts outstanding as of June 30, 2017, as disclosed in the Schedules of Investments and the amounts of realized and changes in the unrealized gains and losses on exchanged cleared derivatives transactions during the period as disclosed in the Statements of Operations serve as indicators of the volume of activity for the Funds. For the period ended June 30, 2017, the average monthly notional value at purchase of futures contracts in the JNL/Mellon Capital Dow Index Fund and JNL/Mellon Capital Nasdaq 100 Fund was $11,970 and $27,672, respectively.

The JNL/Mellon Capital JNL 5 Fund entered into forward foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes. During the period ended June 30, 2017, realized gain (loss) and change in unrealized appreciation (depreciation) on forward foreign currency contracts is reflected in foreign currency in the Statement of Operations. The forward foreign currency contracts outstanding as of June 30, 2017, as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on foreign currency during the period as disclosed in the Statement of Operations serve as indicators of the volume of activity for the Fund. For the period ended June 30, 2017, the average monthly cost of forward foreign currency contracts in the Fund was $106.

NOTE 7. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Company has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Adviser as compensation for their services.

JNAM also serves as the “Administrator” to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except for overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2017

fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Managers ("Independent Managers") and independent legal counsel to the Independent Managers, and a portion of the costs associated with the Chief Compliance Officer.

The following schedule indicates the advisory fee and administrative fee each Fund is currently obligated to pay JNAM.

	Advisory Fee (m-millions; b-billions)					Administrative Fee (b-billions)
	$0 to $50m %	$50m to $100m %	$100m to $750m %	$750m to $3b %	Over $3b %	$0 to $3b %	Over $3b %
JNL/Mellon Capital Dow Index Fund	0.34	0.31	0.28	0.27	0.27	0.15	0.13
JNL/Mellon Capital Global 30 Fund	0.34	0.31	0.28	0.27	0.27	0.15	0.13
JNL/Mellon Capital Nasdaq 100 Fund	0.34	0.31	0.28	0.27	0.27	0.15	0.13
JNL/Mellon Capital S&P SMid 60 Fund	0.34	0.31	0.28	0.27	0.27	0.15	0.13
JNL/Mellon Capital JNL 5 Fund	0.34	0.31	0.28	0.27	0.27	0.15	0.13
JNL/Mellon Capital Communications Sector Fund	0.34	0.31	0.28	0.27	0.26	0.15	0.13
JNL/Mellon Capital Consumer Brands Sector Fund	0.34	0.31	0.28	0.27	0.26	0.15	0.13
JNL/Mellon Capital Financial Sector Fund	0.34	0.31	0.28	0.27	0.26	0.15	0.13
JNL/Mellon Capital Healthcare Sector Fund	0.34	0.31	0.28	0.27	0.26	0.15	0.13
JNL/Mellon Capital Oil & Gas Sector Fund	0.34	0.31	0.28	0.27	0.26	0.15	0.13
JNL/Mellon Capital Technology Sector Fund	0.34	0.31	0.28	0.27	0.26	0.15	0.13

Distribution Fees. The Funds have adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Funds will pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. Under the Plan, each Fund accrues the Rule 12b-1 fee daily, at the maximum annual rate up to 0.20% of the average daily net assets attributable to Class A shares, and pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby Independent Managers may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Manager. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in payable for board of managers fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in board of managers fees set forth in the Statements of Operations.

Investments in Affiliates. During the period ended June 30, 2017, certain Funds invested in a money market fund which is managed by the Adviser. The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds' Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC. The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

The following table details cash management investments in affiliates held at June 30, 2017. There was no realized gain or loss relating to transactions in these investments during the period ended June 30, 2017.

JNL Government Money Market Fund	Beginning Amortized Cost($)	Ending Amortized Cost($)	Dividend Income($)
JNL/Mellon Capital Dow Index Fund	7,189	10,177	32
JNL/Mellon Capital Global 30 Fund	972	1,441	2
JNL/Mellon Capital Nasdaq 100 Fund	11,660	55,242	111
JNL/Mellon Capital S&P SMid 60 Fund	11,868	—	3
JNL/Mellon Capital JNL 5 Fund	1,865	278	7
JNL/Mellon Capital Communications Sector Fund	40	30	—
JNL/Mellon Capital Consumer Brands Sector Fund	979	7,726	9
JNL/Mellon Capital Financial Sector Fund	7,810	2,413	12
JNL/Mellon Capital Healthcare Sector Fund	1,604	7,598	14
JNL/Mellon Capital Oil & Gas Sector Fund	8,066	3,120	3
JNL/Mellon Capital Technology Sector Fund	6,059	5,644	26

The JNL/Mellon Capital Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund's Sub-Adviser. The following table details the Fund's long-term investment in this affiliate held at June 30, 2017.

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Value End of Period($)

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/Mellon Capital Financial Sector Fund	Bank of New York Mellon Corp.	15,859	2,499	1,340	140	541	18,339

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are Funds for which JNAM serves as the Adviser or the other party to the transaction is another fund advised by the Sub-Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”) and are reviewed by the Board. Rule 17a-7 transactions are executed at current market price. The following Fund had Rule 17a-7 transactions (in thousands) that were deemed significant by the Adviser during the period ended June 30, 2017.

	Purchase of Securities($)	Proceeds from Sales of Securities($)
JNL/Mellon Capital S&P® 24 Fund[1]	4,381	16,105
[1]The Fund was acquired by JNL/Mellon Capital JNL 5 Fund during the period.

NOTE 8. BORROWING ARRANGEMENTS

The Funds are party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. The Participating Funds may borrow up to the lesser of $600,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. JNL/PPM America Floating Rate Income Fund, a Participating Fund managed by JNAM, has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated 25% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 75% to the other Participating Funds based on each fund’s net assets as a percentage of the Participating Funds’ total net assets. During the period, the Participating Funds paid an annual administration fee to JPM Chase which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in other expenses in each Fund’s Statement of Operations. No amounts were borrowed under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds along with certain other funds advised by JNAM may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are included in Receivable for interfund lending or Payable for interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

NOTE 9. FUND ACQUISITIONS

Tax Free Exchange. The following tables include information (in thousands) relating to the acquisition completed on April 24, 2017. The acquisition was completed by a tax free exchange of Class A and B shares for the acquired and acquiring Fund indicated below pursuant to a plan of reorganization approved by the Board and at a special meeting of the Fund shareholders on March 20, 2017. The purpose of the acquisition was to combine Funds with similar investment objectives but different investment strategies. Shares were issued at NAV based on the fair value of the assets received by the acquiring Fund. The cost basis of the investments received from the acquired Fund was carried forward to align ongoing reporting of the acquiring Fund’s realized and unrealized gains and losses with amounts distributable to the shareholders for tax purposes.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date($)	Net Assets on Acquisition Date($)	Subsidiary Net Realized Gain ($)	Shares of Aquiring Fund Issued in Exchange
JNL/Mellon Capital S&P 24 Fund	JNL/Mellon Capital JNL 5 Fund
Class A	Class A	564,364	36,870	3,142,969	226,284	40,639
Class B	Class B	526	45	11,877	853	38

Immediately prior to the reorganization, the cost, market value and unrealized appreciation (depreciation) of investments (in thousands) for the acquired Fund were as follows:

Acquired Fund	Cost of Investments($)	Value of Investments($)	Net Unrealized Appreciation($)
JNL/Mellon Capital S&P 24 Fund	484,732	499,444	14,711

Assuming the acquisition had been completed on January 1, 2017, the acquiring Fund’s unaudited pro forma results of operations (in thousands) for the period ended June 30, 2017, would have been:

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2017

Acquiring Fund	Net Investment Income (Loss)($)	Net Realized Gain (Loss)($)	Net Change in Unrealized Appreciation/ (Depreciation)($)	Net Change in Net Assets from Operations($)
JNL/Mellon Capital JNL 5 Fund	41,026	342,471	(246,147)	137,350

Because the combined investment portfolios have been managed as a single integrated portfolio since each acquisition was completed, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Fund that has been included in the respective acquiring Fund’s Statement of Operations since April 24, 2017 for the respective acquisition.

NOTE 10. INCOME TAX MATTERS

Effective April 24, 2017, JNL/Mellon Capital Dow Index Fund is treated as a partnership for federal income tax purposes. The Fund is generally not subject to federal income tax, and therefore, there is no provision for federal income taxes. The book cost of assets differs from the tax cost of assets for the Fund as a result of the Fund’s adoption of a mark to market method of accounting for federal income tax purposes. Under this method, the tax cost of assets will approximate fair market value.

Each Fund is a separate tax payer for federal income tax purposes. Each of the Funds, except for JNL/Mellon Capital Dow Index Fund, intend to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. The Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis. Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, paydown reclassifications, reclassifications on the sale of passive foreign investment company (“PFIC”) or Real Estate Investment Trusts (“REIT”) securities, net operating losses, accounting treatment of notional principal contracts and partnerships, and distribution adjustments. These reclassifications have no impact on net assets.

At December 31, 2016, the Funds’ last fiscal year end, the following Funds had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Expiring Capital Loss Carryforwards		Capital Loss Carryforwards with No Expiration
	Year(s) of Expiration	Amount ($)	Short Term ($)	Long Term ($)	Total ($)
JNL/Mellon Capital JNL 5 Fund	2017	505,117	71,446	—	576,563
JNL/Mellon Capital Oil & Gas Sector Fund	—	—	5,798	31,260	37,058

At December 31, 2016, the Funds’ last fiscal year end, the Funds did not elect to defer capital, currency and/or PFIC mark-to-market losses realized after October 31, 2016 (“Post-October losses”).

As of June 30, 2017, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/Mellon Capital Global 30 Fund	329,008	33,370	(15,246)	18,124
JNL/Mellon Capital Nasdaq 100 Fund	1,556,555	293,050	(29,248)	263,802
JNL/Mellon Capital S&P SMid 60 Fund	680,898	60,212	(93,082)	(32,870)
JNL/Mellon Capital JNL 5 Fund	3,550,422	340,390	(171,888)	168,502
JNL/Mellon Capital Communications Sector Fund	138,728	15,812	(9,977)	5,835
JNL/Mellon Capital Consumer Brands Sector Fund	940,551	224,364	(68,052)	156,312
JNL/Mellon Capital Financial Sector Fund	1,101,746	188,160	(13,090)	175,070
JNL/Mellon Capital Healthcare Sector Fund	2,600,221	564,312	(196,457)	367,855
JNL/Mellon Capital Oil & Gas Sector Fund	1,691,196	105,112	(344,995)	(239,883)
JNL/Mellon Capital Technology Sector Fund	1,468,733	553,496	(36,685)	516,811

The tax character of distributions paid (in thousands) during the Funds' fiscal year ended December 31, 2016 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)
JNL/Mellon Capital Nasdaq 100 Fund	47,139	97,686
JNL/Mellon Capital S&P SMid 60 Fund	4,655	12,195

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2017

	Net Ordinary Income*($)	Long-term Capital Gain($)
JNL/Mellon Capital JNL 5 Fund	77,958	—
JNL/Mellon Capital Communications Sector Fund	5,258	6,114
JNL/Mellon Capital Consumer Brands Sector Fund	7,446	24,885
JNL/Mellon Capital Financial Sector Fund	10,844	25,923
JNL/Mellon Capital Healthcare Sector Fund	71,787	153,098
JNL/Mellon Capital Oil & Gas Sector Fund	30,531	—
JNL/Mellon Capital Technology Sector Fund	11,533	22,468
* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2013, 2014, 2015 and 2016, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2017.

NOTE 11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and the following events occurred:

New Share Class. Effective September 25, 2017, Class B shares, for all Funds which offer Class B shares, will be renamed Class I shares. Class I shares will have the same expenses and rights as currently exist for Class B shares. For those Funds that do not currently offer Class B shares, JNL/Mellon Capital Dow Index Fund and JNL/Mellon Capital Global 30 Fund, a new share class, Class I shares, will be offered effective September 25, 2017.

Advisory Fees. Effective September 25, 2017, the Advisory Fees will change to the following ranges based on net assets levels indicated for the Funds:

	Advisory Fee (m-millions; b-billions)
	$0 to $50m %	$50m to $100m %	$100m to $750m %	$750m to $3b %	Over $3b %
JNL/Mellon Capital Dow Index Fund	0.24	0.21	0.18	0.17	0.16 – 0.15
JNL/Mellon Capital Global 30 Fund	0.24	0.21	0.18	0.17	0.16 – 0.15
JNL/Mellon Capital Nasdaq 100 Fund	0.24	0.21	0.18	0.17	0.16 – 0.15
JNL/Mellon Capital S&P SMid 60 Fund	0.24	0.21	0.18	0.17	0.16 – 0.15
JNL/Mellon Capital JNL 5 Fund	0.24	0.21	0.18	0.17	0.16 – 0.15
JNL/Mellon Capital Communications Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15
JNL/Mellon Capital Consumer Brands Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15
JNL/Mellon Capital Financial Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15
JNL/Mellon Capital Healthcare Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15
JNL/Mellon Capital Oil & Gas Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15
JNL/Mellon Capital Technology Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15

Administrative Fee Waivers. Effective September 25, 2017, JNAM will waive 0.05% of the administrative fees of the Class I shares of each Fund, other than the JNL/Mellon Capital JNL 5 Fund. This is a contractual waiver and none of the waived administrative fees can be recaptured by JNAM.

Distribution Fees. Effective July 1, 2017, the Rule 12b-1 Plan changed from a reimbursement plan to a compensation plan. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the existing shares of the Funds (to be renamed Class A shares effective September 25, 2017) will change from 0.20% to 0.30% of the average daily net assets of the existing shares of each Fund (to be renamed Class A shares effective September 25, 2017).

Fund Name Changes. The Following Fund name changes will be effective September 25, 2017:

Existing Fund Name	Effective September 25, 2017 Fund Name:
JNL/Mellon Capital Nasdaq® 100 Fund	JNL/Mellon Capital Nasdaq® 100 Index Fund
JNL/Mellon Capital Global 30 Fund	JNL/Mellon Capital MSCI World Index Fund
JNL/Mellon Capital Communications Sector Fund	JNL/Mellon Capital Telecommunications Sector Fund
JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Consumer Discretionary Sector Fund
JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Energy Sector Fund
JNL/Mellon Capital Technology Sector Fund	JNL/Mellon Capital Information Technology Sector Fund

Board of Managers. Effective January 1, 2018, two new Independent Managers will join the Board and one will retire. The Board will consist of 11 Managers, which includes 10 Independent Managers and one Interested Manager.

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2017

No other events were noted that required adjustments to the financial statements or disclosure in the notes to the financial statements.

JNL Variable Fund LLC

Additional Disclosures (Unaudited)

June 30, 2017

[[L:TC_Field]]

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees (Class A shares of certain Funds) and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/17($)	Ending Account Value 06/30/17($)	Expenses Paid During Period†($)	Beginning Account Value 01/01/17($)	Ending Account Value 06/30/17($)	Expenses Paid During Period†($)
JNL/Mellon Capital Dow Index Fund
Class A	0.65	1,000.00	1,092.80	3.37	1,000.00	1,021.57	3.26
JNL/Mellon Capital Global 30 Fund
Class A	0.65	1,000.00	1,085.40	3.36	1,000.00	1,021.57	3.26
JNL/Mellon Capital Nasdaq 100 Fund
Class A	0.66	1,000.00	1,164.20	3.54	1,000.00	1,021.52	3.31
Class B	0.47	1,000.00	1,165.10	2.52	1,000.00	1,022.46	2.36
JNL/Mellon Capital S&P SMid 60 Fund
Class A	0.65	1,000.00	906.00	3.07	1,000.00	1,021.57	3.26
Class B	0.46	1,000.00	908.30	2.18	1,000.00	1,022.51	2.31
JNL/Mellon Capital JNL 5 Fund
Class A	0.63	1,000.00	1,036.70	3.18	1,000.00	1,021.67	3.16
Class B	0.44	1,000.00	1,038.10	2.22	1,000.00	1,022.61	2.21
JNL/Mellon Capital Communications Sector Fund
Class A	0.67	1,000.00	1,011.20	3.34	1,000.00	1,021.47	3.36
Class B	0.48	1,000.00	1,012.60	2.40	1,000.00	1,022.41	2.41
JNL/Mellon Capital Consumer Brands Sector Fund
Class A	0.64	1,000.00	1,107.70	3.34	1,000.00	1,021.62	3.21
Class B	0.44	1,000.00	1,109.10	2.30	1,000.00	1,022.61	2.21
JNL/Mellon Capital Financial Sector Fund
Class A	0.63	1,000.00	1,058.80	3.22	1,000.00	1,021.67	3.16
Class B	0.44	1,000.00	1,059.60	2.25	1,000.00	1,022.61	2.21
JNL/Mellon Capital Healthcare Sector Fund
Class A	0.63	1,000.00	1,167.90	3.39	1,000.00	1,021.67	3.16
Class B	0.44	1,000.00	1,169.00	2.37	1,000.00	1,022.61	2.21
JNL/Mellon Capital Oil & Gas Sector Fund
Class A	0.63	1,000.00	856.80	2.90	1,000.00	1,021.67	3.16
Class B	0.44	1,000.00	857.50	2.03	1,000.00	1,022.61	2.21
JNL/Mellon Capital Technology Sector Fund
Class A	0.63	1,000.00	1,163.10	3.38	1,000.00	1,021.67	3.16
Class B	0.44	1,000.00	1,163.70	2.36	1,000.00	1,022.61	2.21

† Expenses paid by each Fund during the period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Adviser) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month

JNL Variable Fund LLC

Additional Disclosures (Unaudited)

June 30, 2017

period ended June 30, 2017, are available (1) without charge, upon request by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing the JNL Variable Fund LLC, P.O. Box 30314, Lansing, Michigan 48909-7814 (3), by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

Managers and Officers of JNL Variable Fund LLC (“Fund”)

The interested Manager and the Officers of the Fund or the Adviser do not receive any compensation from the Fund for their services as Managers or Officers. The following persons, who are Independent Managers of the Fund received from the Fund the compensation amounts indicated for the services as such for the 6-month period ended June 30, 2017:

Manager	Aggregate Compensation from the JNL Variable Fund[1]	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from JNL Variable Fund and Fund Complex [1]
Michael Bouchard	$11,877	$0	$0	$153,500
Ellen Carnahan	$11,993	$0	$0	$155,000 [3]
William J. Crowley, Jr. [2]	$13,927	$0	$0	$180,000 [4]
Michelle Engler	$11,413	$0	$0	$147,500
John Gillespie	$11,684	$0	$0	$151,000 [5]
Richard McLellan	$11,103	$0	$0	$143,500
William R. Rybak	$12,380	$0	$0	$160,000
Edward Wood	$11,993	$0	$0	$155,000 [6]
Patricia Woodworth	$11,103	$0	$0	$143,500 [7]

1 The fees paid to the Independent Managers are paid for combined service on the Boards of the Fund, JNL Series Trust, JNL Investor Series Trust, and JNL Strategic Income Fund LLC (the “Fund Complex”). The fees are allocated to the Fund Complex and affiliated investment companies on a pro-rata basis based on net assets. The total fees to all the Independent Managers is $1,389,000.

2  Mr. Crowley is an ex-officio member of the Governance Committee and the Audit Committee. Therefore, he does not receive any compensation as a member of these Committees.

3  Amount includes $77,500 deferred by Ms. Carnahan.

4  Amount includes $99,000 deferred by Mr. Crowley.

5  Amount includes $75,500 deferred by Mr. Gillespie.

6 Amount includes $77,500 deferred by Mr. Wood.

7 Amount includes $143,500 deferred by Ms. Woodworth.

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), by writing the JNL Variable Fund LLC, P.O. Box 30314, Lansing, Michigan, 48909-7814, and by visiting www.jackson.com.

JNL Variable Fund LLC

Results of Special Meetings of Members

On March 20, 2017, a special meeting (“Meeting”) of Members (“Members”) of the Fund (as noted below) of the JNL Variable Fund LLC’s (the “VF LLC”), was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951. The Meeting was held for the following purpose (and with the following results):

1. To approve the Plan of Reorganization, adopted the VF LLC’s Board of Managers, which provides for the reorganization of the JNL/Mellon Capital S&P® 24 Fund, a series of the VF LLC., into the JNL/Mellon Capital JNL 5 Fund, also a series of the VF LLC.

FUND NAME	FOR	AGAINST	ABSTAIN	TOTAL
JNL/Mellon Capital S&P® 24 Fund	33,909,152.01	777,781.40	2,852,590.91	37,539,524.33

Additionally, on June 22, 2017, a joint special meeting (“Meeting”) of Members of each of the Funds of the VF LLC was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951. The Meeting was held for the following purposes (and with the following results):

1. All Members of the VF LLC: To vote on the election of the following eleven individuals as Managers of the VF LLC: Michael Bouchard, Ellen Carnahan, William J. Crowley, Jr., Michelle Engler, John Gillespie, Mark D. Nerud, William R. Rybak, Edward Wood, Patricia A. Woodworth, Eric O. Anyah, and Mark S. Wehrle.

MANAGERS	FOR	WITHOLD	TOTAL
Michael Bouchard	920,120,467.267	20,454,769.894	940,575,237.161
Ellen Carnahan	921,684,784.905	18,890,452.256	940,575,237.161
William J. Crowley, Jr.	920,018,843.104	20,556,394.057	940,575,237.161
Michelle Engler	921,708,157.095	18,867,080.066	940,575,237.161
John Gillespie	921,423,521.177	19,151,715.984	940,575,237.161
Mark D. Nerud	921,590,816.658	18,984,420.503	940,575,237.161
William R. Rybak	920,881,535.569	19,693,701.592	940,575,237.161
Edward Wood	921,461,673.738	19,113,563.423	940,575,237.161
Patricia A. Woodworth	922,040,996.068	18,534,241.093	940,575,237.161
Eric O. Anyah	921,199,461.728	19,375,775.433	940,575,237.161
Mark S. Wehrle	921,295,714.073	19,279,523.088	940,575,237.161

2. Members holding Class A Shares of each Fund of the VF LLC: To approve an amended and restated Distribution Plan for the Class A shares of each Fund of the VF LLC.
FUND NAMES	FOR	AGAINST	ABSTAIN	TOTAL
JNL/Mellon Capital DowSM Index Fund	26,624,754.990	570,062.438	809,646.088	28,004,463.516
JNL/Mellon Capital Global 30 Fund	13,537,856.302	143,152.189	211,164.829	13,892,173.320
JNL/Mellon Capital Nasdaq® 100 Fund	75,890,093.363	2,155,377.437	962,121.647	79,007,592.447
JNL/Mellon Capital S&P® SMid 60 Fund	75,637,680.367	1,502,625.489	1,206,693.355	78,346,999.211
JNL/Mellon Capital JNL 5 Fund	252,999,638.867	7,119,122.137	5,845,531.160	265,964,292.164
JNL/Mellon Capital Communications Sector Fund	8,511,923.774	131,356.639	45,726.041	8,689,006.454
JNL/Mellon Capital Consumer Brands Sector Fund	49,356,550.164	1,157,155.563	365,027.828	50,878,733.555
JNL/Mellon Capital Financial Sector Fund	98,936,434.702	1,267,151.364	932,970.123	101,136,556.189
JNL/Mellon Capital Healthcare Sector Fund	106,907,411.807	1,879,546.122	1,029,701.628	109,816,659.556
JNL/Mellon Capital Oil & Gas Sector Fund	61,269,526.576	1,453,779.401	729,304.102	63,452,610.079
JNL/Mellon Capital Technology Sector Fund	136,286,277.377	2,476,774.764	1,443,182.482	140,206,234.623

Supplement Dated June 12, 2017

To The Prospectus Dated April 24, 2017

JNL® Variable Fund LLC

Please note that the changes may apply to your variable annuity and/or variable life product(s).

Investment Strategy, Investment Objective, and Name Change for JNL/Mellon Capital Global 30 Fund

On June 1-2, 2017, the Board of Managers of the JNL Variable Fund LLC approved a change in investment strategy for JNL/Mellon Capital Global 30 Fund (the “Fund”), as well as a change to the Fund’s investment objective and a change to the Fund’s name (the “Fund Changes”). Effective September 25, 2017, the strategy of the Fund will be to invest, under normal circumstances, at least 80% of its assets in the stocks included in the MSCI World Index or derivative securities economically related to the MSCI World Index, and the name of the Fund will change to JNL/Mellon Capital MSCI World Index Fund. The Fund Changes are not subject to shareholder approval and are expected to take place on or about September 25, 2017.

Fund Name Changes Effective September 25, 2017

On June 1-2, 2017, the Board of Managers of the JNL Variable Fund LLC (“JNLVF”) approved name changes for the following Funds of the JNLVF (the “Name Changes”):

Current Fund Names	New Fund Names Effective September 25, 2017
JNL/Mellon Capital Communications Sector Fund	JNL/Mellon Capital Telecommunications Sector Fund
JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Consumer Discretionary Sector Fund
JNL/Mellon Capital Nasdaq® 100 Fund	JNL/Mellon Capital Nasdaq® 100 Index Fund
JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Energy Sector Fund
JNL/Mellon Capital Technology Sector Fund	JNL/Mellon Capital Information Technology Sector Fund

The Name Changes are not subject to shareholder approval and are expected to take place on or about September 25, 2017.

This Supplement is dated June 12, 2017.

(To be used with JMV9476 04/17, JMV8798 04/17, VC4224 04/17, JMV9476ML 04/17, JMV5763ML 04/17, JMV9476WF 04/17, JMV5763WF 04/17, JMV16966 04/17, JMV7698 04/17, VC5869 04/17, JMV7697 04/17, VC5890 04/17, VC5890ML 04/17, VC5995 04/17, JMV5765 04/17, JMV2731 04/17, JMV17183 04/17, JMV17183NY 04/17, JMV8037 04/17, JMV8037BE 04/17, JMV8037NY 04/17, JMV8037BENY 04/17, JMV17955 04/17, JMV17955NY 04/17, FVC4224FT 04/17, VC5526 04/17, VC3656 04/17, VC3657 04/17, VC3723 04/17, NV5825GW 04/17, VC5825GW 04/17, VC5885GW 04/17, VC5884GW 04/17, JMV7698NY 04/17, NV5869 04/17, JMV7697NY 04/17, NV5890 04/17, JMV9476NY 04/17, NV4224 04/17, JMV9476WFNY 04/17, NV4224WF 04/17, JMV16966NY 04/17, NMV2731 04/17, NV5526 04/17, NV3174GW 04/17, NV3174CEGW 04/17, and NV3784 04/17.)

CMX18972 06/17

JNL Series Trust JNL Variable Fund LLC

One Corporate Way Lansing, MI 48951

PRSRT STD U.S. POSTAGE

PAID

JACKSON NATIONAL ASSET MANAGEMENT

L.L.C.

VADV6413 06/17

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)    Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/Mellon Capital Oil & Gas Sector Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Technology Sector Fund, and JNL/Mellon Capital JNL 5 Fund, for which a summary schedule of investments was provided in the Semi-Annual Report (Unaudited) dated June 30, 2017, pursuant to §210.1212 of Regulation S-X.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital JNL 5 Fund
COMMON STOCKS 99.8%
Consumer Discretionary 18.7%
1-800-Flowers.com Inc. - Class A (a)	124	$1,209
American Eagle Outfitters Inc.	1,879	22,639
CBS Corp. - Class B	1,115	71,133
Darden Restaurants Inc.	405	36,670
Dorman Products Inc. (a)	145	12,044
Eldorado Resorts Inc. (a)	197	3,935
Fox Factory Holding Corp. (a)	156	5,539
Grand Canyon Education Inc. (a)	198	15,494
International Game Technology Plc (b)	1,136	20,792
iRobot Corp. (a)	114	9,571
Marks & Spencer Group Plc	12,286	53,462
Marriott Vacations Worldwide Corp.	113	13,279
McDonald's Corp.	613	93,816
Meredith Corp.	488	29,037
Nordstrom Inc. (b)	599	28,629
Ollie's Bargain Outlet Holdings Inc. (a)	254	10,822
Papa John's International Inc.	155	11,130
Sands China Ltd.	11,320	51,940
Target Corp.	397	20,778
Time Warner Inc.	757	76,060
VF Corp.	545	31,403
Williams-Sonoma Inc.	582	28,250
Winnebago Industries Inc.	129	4,526
Yum! Brands Inc.	461	33,979
		686,137
Consumer Staples 11.6%
Coca-Cola Co.	2,929	131,386
Flowers Foods Inc.	1,464	25,347
Fresh Del Monte Produce Inc.	218	11,083
General Mills Inc.	472	26,133
Kimberly-Clark Corp.	254	32,839
PepsiCo Inc.	279	32,186
Procter & Gamble Co.	1,444	125,835
Reynolds American Inc.	527	34,292
Weis Markets Inc.	113	5,490
		424,591
Energy 7.5%
BP Plc	7,649	44,280
Chevron Corp.	622	64,922
Devon Energy Corp.	1,543	49,325
Exxon Mobil Corp.	816	65,847
Murphy Oil Corp.	923	23,663
Phillips 66	336	27,806
		275,843
Financials 13.7%
BancFirst Corp.	66	6,378
Bank of China Ltd. - Class H	109,763	54,048
Camden National Corp.	66	2,823
Centerstate Banks of Florida Inc.	197	4,907
China Construction Bank Corp. - Class H	65,001	50,583
Enterprise Financial Services Corp.	85	3,479
Essent Group Ltd. (a)	386	14,349
First Busey Corp.	160	4,699
First Commonwealth Financial Corp.	367	4,648
First Financial Bancorp	258	7,133
First Financial Bankshares Inc. (b)	278	12,268
First Interstate BancSystem Inc. - Class A	92	3,412
First Merchants Corp.	171	6,865
Great Western Bancorp Inc.	246	10,034
Hanmi Financial Corp.	138	3,913
Heartland Financial USA Inc.	109	5,116
Hilltop Holdings Inc.	413	10,826
HSBC Holdings Plc	5,959	55,495
IberiaBank Corp.	185	15,066
Independent Bank Corp.	110	7,350
Industrial & Commercial Bank of China Ltd. - Class H	81,496	55,102
Lakeland Bancorp Inc.	189	3,570
Lakeland Financial Corp.	105	4,809
Lloyds Banking Group Plc	61,344	52,948
MainSource Financial Group Inc.	103	3,437
	Shares/Par†	Value
NBT Bancorp Inc.	181	6,674
Nelnet Inc. - Class A	128	6,012
OceanFirst Financial Corp.	137	3,716
Pacific Premier Bancorp Inc. (a)	113	4,168
Preferred Bank	56	3,005
Primerica Inc.	191	14,478
Sandy Spring Bancorp Inc.	102	4,139
Seacoast Banking Corp. of Florida (a)	162	3,902
ServisFirst Bancshares Inc.	220	8,105
Southside Bancshares Inc.	121	4,233
Texas Capital Bancshares Inc. (a)	206	15,984
Towne Bank	261	8,054
Trustmark Corp.	283	9,105
United Community Banks Inc.	296	8,234
		503,067
Health Care 4.6%
Corcept Therapeutics Inc. (a) (b)	459	5,416
HealthEquity Inc. (a)	249	12,431
Inogen Inc. (a)	85	8,065
Masimo Corp. (a)	208	18,924
Pfizer Inc.	3,668	123,196
		168,032
Industrials 15.7%
AAON Inc.	221	8,162
Air Transport Services Group Inc. (a)	247	5,371
Alamo Group Inc.	48	4,320
Applied Industrial Technologies Inc.	163	9,652
Caterpillar Inc.	783	84,132
Cummins Inc.	734	119,059
Douglas Dynamics Inc.	96	3,155
Eaton Corp. Plc	429	33,362
ESCO Technologies Inc.	108	6,426
Griffon Corp.	174	3,820
HNI Corp.	186	7,413
ICF International Inc. (a)	81	3,805
Johnson Controls International Plc	1,729	74,988
Kadant Inc.	46	3,498
KAR Auction Services Inc.	663	27,843
KLX Inc. (a)	220	11,007
Knoll Inc.	200	4,020
McGrath RentCorp	102	3,529
Mercury Systems Inc. (a)	171	7,194
MSA Safety Inc.	158	12,805
Mueller Water Products Inc. - Class A	676	7,898
Navigant Consulting Inc. (a)	201	3,963
Nielsen Holdings Plc	689	26,655
PACCAR Inc.	1,106	73,058
Universal Forest Products Inc.	85	7,390
Viad Corp.	87	4,089
WageWorks Inc. (a)	154	10,323
WESCO International Inc. (a)	204	11,699
		578,636
Information Technology 13.8%
Alarm.com Holdings Inc. (a)	191	7,178
Belden Inc.	176	13,279
Cardtronics Plc - Class A (a)	188	6,171
Cisco Systems Inc.	4,053	126,874
Fabrinet (a)	153	6,512
Gigamon Inc. (a)	150	5,890
GrubHub Inc. (a) (b)	357	15,578
GTT Communications Inc. (a)	153	4,856
Hewlett Packard Enterprise Co.	3,126	51,853
II-VI Inc. (a)	261	8,938
Inphi Corp. (a)	172	5,894
Insight Enterprises Inc. (a)	147	5,882
International Business Machines Corp.	433	66,634
LogMeIn Inc.	107	11,196
Lumentum Holdings Inc. (a)	250	14,237
MaxLinear Inc. - Class A (a)	241	6,733
Micron Technology Inc. (a)	3,276	97,829
MKS Instruments Inc.	224	15,064
Nanometrics Inc. (a)	106	2,685
Novanta Inc. (a)	142	5,126
Orbotech Ltd. (a)	198	6,460

See accompanying Notes to Financial Statements.

1

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Plexus Corp. (a)	140	7,365
Rogers Corp. (a)	75	8,165
Xperi Corp.	201	6,002
		506,401
Materials 8.6%
Agrium Inc. (b)	284	25,666
Dow Chemical Co.	506	31,890
Freeport-McMoRan Inc. - Class B (a)	4,943	59,363
International Paper Co.	1,357	76,801
Olin Corp.	1,095	33,159
Packaging Corp. of America	338	37,699
Quaker Chemical Corp.	55	8,051
WestRock Co.	563	31,924
Worthington Industries Inc.	263	13,200
		317,753
Real Estate 0.2%
Getty Realty Corp.	145	3,630
RE/MAX Holdings Inc. - Class A	74	4,140
		7,770
Telecommunication Services 5.3%
BT Group Plc	10,410	40,053
Verizon Communications Inc.	2,237	99,925
Vodafone Group Plc	19,274	54,818
		194,796
Utilities 0.1%
Middlesex Water Co.	68	2,705
Total Common Stocks (cost $3,485,974)		3,665,731
SHORT TERM INVESTMENTS 1.5%
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	278	278
Securities Lending Collateral 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (d)	52,915	52,915
Total Short Term Investments (cost $53,193)		53,193
Total Investments 101.3% (cost $3,539,167)		3,718,924
Other Assets and Liabilities, Net (1.3)%		(46,518)
Total Net Assets 100.0%		$3,672,406

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/Mellon Capital Consumer Brands Sector Fund
COMMON STOCKS 99.7%
Consumer Discretionary 99.7%
1-800-Flowers.com Inc. - Class A (a)	7	$65
Aaron's Inc.	21	801
Abercrombie & Fitch Co. - Class A	23	280
Acushnet Holdings Corp.	6	128
Adient Plc	30	1,984
Adtalem Global Education Inc.	19	737
Advance Auto Parts Inc.	24	2,769
Amazon.com Inc. (a)	132	127,447
AMC Entertainment Holdings Inc. - Class A (b)	16	367
AMC Networks Inc. - Class A (a)	19	997
American Axle & Manufacturing Holdings Inc. (a)	28	433
American Eagle Outfitters Inc.	56	674
American Outdoor Brands Corp. (a) (b)	18	393
American Public Education Inc. (a)	4	105
ARAMARK Corp.	80	3,297
Asbury Automotive Group Inc. (a)	6	365
Ascena Retail Group Inc. (a) (b)	48	104
At Home Group Inc. (a)	7	159
Autoliv Inc. (b)	29	3,166
AutoNation Inc. (a)	22	935
AutoZone Inc. (a)	9	5,298
Barnes & Noble Education Inc. (a)	13	137
Barnes & Noble Inc.	16	123
Beazer Homes USA Inc. (a)	11	147
	Shares/Par†	Value
Bed Bath & Beyond Inc.	50	1,512
Belmond Ltd. - Class A (a)	29	391
Best Buy Co. Inc.	92	5,277
Big 5 Sporting Goods Corp. (b)	6	75
Big Lots Inc.	14	675
Biglari Holdings Inc. (a)	—	129
BJ's Restaurants Inc. (a)	6	212
Bloomin' Brands Inc.	33	706
Bob Evans Farms Inc.	6	417
Bojangles' Inc. (a)	6	96
BorgWarner Inc.	69	2,937
Boyd Gaming Corp.	28	703
Bridgepoint Education Inc. (a)	7	108
Bright Horizons Family Solutions Inc. (a)	15	1,175
Brinker International Inc.	16	627
Brunswick Corp.	29	1,806
Buckle Inc. (b)	10	171
Buffalo Wild Wings Inc. (a)	5	675
Burlington Stores Inc. (a)	23	2,118
Cabela's Inc. (a)	16	943
Cable One Inc.	1	982
Caesars Acquisition Co. - Class A (a)	17	320
Caesars Entertainment Corp. (a) (b)	18	221
CalAtlantic Group Inc.	26	917
Caleres Inc.	15	408
Callaway Golf Co.	32	406
Camping World Holdings Inc. - Class A	6	191
Capella Education Co.	4	341
Career Education Corp. (a)	21	203
Carmax Inc. (a) (b)	61	3,851
Carnival Plc	113	7,433
Carriage Services Inc.	5	127
Carrol's Restaurant Group Inc. (a)	11	138
Carter's Inc.	16	1,404
Cato Corp. - Class A	8	146
Cavco Industries Inc. (a)	3	375
CBS Corp. - Class B	121	7,720
Century Communities Inc. (a)	5	136
Charter Communications Inc. - Class A (a)	70	23,539
Cheesecake Factory Inc.	15	744
Chegg Inc. (a) (b)	21	256
Chico's FAS Inc.	44	414
Childrens Place Retail Stores Inc.	6	582
Chipotle Mexican Grill Inc. (a)	8	3,475
Choice Hotels International Inc.	12	773
Churchill Downs Inc.	5	858
Chuy's Holdings Inc. (a)	5	119
Cinemark Holdings Inc.	36	1,392
Citi Trends Inc.	5	113
Clear Channel Outdoor Holdings Inc. - Class A	8	37
ClubCorp Holdings Inc.	20	256
Coach Inc.	91	4,316
Columbia Sportswear Co.	9	519
Comcast Corp. - Class A	1,537	59,803
Conn's Inc. (a) (b)	6	122
Cooper Tire & Rubber Co.	17	620
Cooper-Standard Holding Inc. (a)	6	562
Core-Mark Holding Co. Inc.	15	503
Cracker Barrel Old Country Store Inc. (b)	6	1,030
Crocs Inc. (a)	25	195
CSS Industries Inc.	3	71
D.R. Horton Inc.	115	3,986
Dana Holding Corp.	46	1,022
Darden Restaurants Inc.	41	3,665
Dave & Buster's Entertainment Inc. (a)	14	928
Deckers Outdoor Corp. (a)	11	725
Del Frisco's Restaurant Group Inc. (a)	8	125
Del Taco Restaurants Inc. (a)	13	178
Delphi Automotive Plc	88	7,690
Denny's Corp. (a)	21	253
Dick's Sporting Goods Inc.	28	1,120
Dillard's Inc. - Class A (b)	6	353
DineEquity Inc. (b)	6	265
Discovery Communications Inc. - Class A (a)	50	1,279
Discovery Communications Inc. - Class C (a)	70	1,771

See accompanying Notes to Financial Statements.

2

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
DISH Network Corp. - Class A (a)	73	4,608
Dollar General Corp.	90	6,485
Dollar Tree Inc. (a)	77	5,378
Domino's Pizza Inc.	16	3,285
Dorman Products Inc. (a)	10	833
Drive Shack Inc.	23	72
DSW Inc. - Class A	23	413
Duluth Holdings Inc. - Class B (a) (b)	6	107
Dunkin' Brands Group Inc.	30	1,643
El Pollo Loco Holdings Inc. (a)	7	92
Eldorado Resorts Inc. (a)	17	341
Entercom Communications Corp. - Class A (b)	6	61
Entravision Communications Corp. - Class A	20	133
Ethan Allen Interiors Inc.	9	298
Etsy Inc. (a)	25	379
EW Scripps Co. - Class A (a)	17	307
Expedia Inc.	40	5,956
Express Inc. (a)	23	153
Extended Stay America Inc. - Class B	63	1,228
Fiesta Restaurant Group Inc. (a) (b)	9	182
Finish Line Inc. - Class A	13	179
Five Below Inc. (a)	18	895
Foot Locker Inc.	43	2,136
Ford Motor Co.	1,205	13,489
Fossil Group Inc. (a) (b)	14	143
Fox Factory Holding Corp. (a)	12	418
Francesca's Holdings Corp. (a)	13	143
Fred's Inc. - Class A (b)	11	99
FTD Cos. Inc. (a)	6	116
GameStop Corp. - Class A	33	717
Gannett Co. Inc.	35	309
Gap Inc.	79	1,729
Garmin Ltd.	42	2,131
General Motors Co.	438	15,305
Genesco Inc. (a)	7	237
Gentex Corp.	92	1,751
Gentherm Inc. (a)	11	436
Genuine Parts Co.	48	4,470
G-III Apparel Group Ltd. (a)	13	330
Global Eagle Entertainment Inc. (a) (b)	15	52
GNC Holdings Inc. - Class A (b)	21	177
Goodyear Tire & Rubber Co.	81	2,835
GoPro Inc. - Class A (a) (b)	35	283
Graham Holdings Co.	1	877
Grand Canyon Education Inc. (a)	14	1,128
Gray Television Inc. (a)	23	316
Green Brick Partners Inc. (a)	6	66
Group 1 Automotive Inc.	7	420
Groupon Inc. - Class A (a) (b)	134	515
Guess Inc.	20	255
H&R Block Inc.	67	2,063
Habit Restaurants Inc. - Class A (a) (b)	7	117
HanesBrands Inc.	124	2,868
Harley-Davidson Inc.	57	3,084
Hasbro Inc.	36	4,041
Haverty Furniture Cos. Inc.	6	159
Helen of Troy Ltd. (a)	9	856
Hemisphere Media Group Inc. - Class A (a)	5	60
Hibbett Sports Inc. (a)	7	138
Hilton Grand Vacations Inc. (a)	23	833
Hilton Worldwide Holdings Inc.	64	3,975
Home Depot Inc.	395	60,670
Hooker Furniture Corp.	3	131
Houghton Mifflin Harcourt Co. (a)	34	416
Hovnanian Enterprises Inc. - Class A (a)	29	82
HSN Inc.	11	348
Iconix Brand Group Inc. (a)	13	93
ILG Inc.	39	1,072
IMAX Corp. (a)	19	409
Installed Building Products Inc. (a)	7	371
International Speedway Corp. - Class A	8	301
Interpublic Group of Cos. Inc.	128	3,154
Intrawest Resorts Holdings Inc. (a)	6	132
iRobot Corp. (a)	9	732
J.C. Penney Co. Inc. (a) (b)	96	446
	Shares/Par†	Value
Jack in the Box Inc.	10	1,030
John Wiley & Sons Inc. - Class A	15	788
K12 Inc. (a)	12	214
Kate Spade & Co. (a)	40	747
KB Home	26	617
Kirkland's Inc. (a)	6	57
Kohl's Corp.	57	2,199
La Quinta Holdings Inc. (a)	29	434
Lands' End Inc. (a) (b)	5	80
Las Vegas Sands Corp.	129	8,253
Laureate Education Inc. - Class A (a)	9	161
La-Z-Boy Inc.	16	536
LCI Industries	8	797
Lear Corp.	23	3,221
Leggett & Platt Inc.	43	2,273
Lennar Corp. - Class A	66	3,529
LGI Homes Inc. (a) (b)	6	258
Libbey Inc.	7	58
Liberty Braves Group - Class A (a)	3	72
Liberty Braves Group - Class C (a)	11	264
Liberty Broadband Corp. - Class C (a)	35	3,037
Liberty Expedia Holdings Inc. - Class A (a)	17	940
Liberty Global Plc - Class A (a) (b)	16	358
Liberty Global Plc - Class A (a)	78	2,491
Liberty Global Plc - Class C (a)	39	825
Liberty Global Plc - Class C (a)	195	6,085
Liberty Interactive Corp. QVC Group - Class A (a)	143	3,506
Liberty Media Group - Class A (a) (b)	8	265
Liberty Media Group - Class C (a) (b)	31	1,126
Liberty SiriusXM Group - Class A (a)	30	1,264
Liberty SiriusXM Group - Class C (a)	58	2,400
Liberty TripAdvisor Holdings Inc. - Class A (a)	21	248
Liberty Ventures - Class A (a)	26	1,370
Limited Brands Inc.	78	4,224
Lindblad Expeditions Holdings Inc. (a) (b)	7	75
Lions Gate Entertainment Corp. - Class A	18	503
Lions Gate Entertainment Corp. - Class B (a)	32	839
Lithia Motors Inc. - Class A	8	735
Live Nation Inc. (a)	43	1,500
LKQ Corp. (a)	101	3,315
Loral Space & Communications Inc. (a)	4	184
Lowe's Cos. Inc.	283	21,909
Lululemon Athletica Inc. (a)	33	1,977
Lumber Liquidators Holdings Inc. (a) (b)	10	239
M/I Homes Inc. (a)	8	217
Macy's Inc.	99	2,296
Madison Square Garden Co. - Class A (a)	6	1,225
Marcus Corp.	6	169
MarineMax Inc. (a)	8	159
Marriott International Inc. - Class A	106	10,592
Marriott Vacations Worldwide Corp.	7	880
Mattel Inc.	110	2,367
McDonald's Corp.	270	41,302
MDC Holdings Inc.	13	464
MDC Partners Inc. - Class A (b)	15	153
Meredith Corp. (b)	13	780
Meritage Homes Corp. (a)	13	531
MGM Resorts International	149	4,666
Michael Kors Holdings Ltd. (a)	53	1,930
Michaels Cos. Inc. (a)	39	728
Modine Manufacturing Co. (a)	15	251
Mohawk Industries Inc. (a)	20	4,937
Monarch Casino & Resort Inc. (a)	3	101
Monro Muffler Brake Inc.	10	415
Motorcar Parts of America Inc. (a)	6	167
Movado Group Inc.	5	117
MSG Networks Inc. - Class A (a)	20	459
Murphy USA Inc. (a)	11	838
NACCO Industries Inc. - Class A	1	61
National CineMedia Inc.	20	150
Nautilus Inc. (a)	10	191
Netflix Inc. (a)	140	20,892
New Media Investment Group Inc.	16	210
New York Times Co. - Class A	41	719
Newell Brands Inc.	156	8,382

See accompanying Notes to Financial Statements.

3

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
News Corp. - Class A	125	1,712
NexStar Media Group Inc. - Class A	15	882
Nike Inc. - Class B	431	25,400
Nordstrom Inc. (b)	42	1,993
Norwegian Cruise Line Holdings Ltd. (a)	52	2,825
NutriSystem Inc.	10	503
NVR Inc. (a)	1	2,777
Office Depot Inc.	175	984
Ollie's Bargain Outlet Holdings Inc. (a)	16	672
Omnicom Group Inc.	76	6,294
O'Reilly Automotive Inc. (a)	30	6,527
Overstock.com Inc. (a) (b)	6	99
Oxford Industries Inc.	5	295
Panera Bread Co. - Class A (a)	7	2,210
Papa John's International Inc.	9	655
Party City Holdco Inc. (a) (b)	10	157
Penn National Gaming Inc. (a)	27	587
Penske Auto Group Inc.	13	581
PetMed Express Inc. (b)	6	251
Pico Holdings Inc. (a)	7	117
Pier 1 Imports Inc.	23	119
Pinnacle Entertainment Inc. (a)	18	357
Planet Fitness Inc. - Class A	28	652
Polaris Industries Inc. (b)	20	1,823
Pool Corp.	13	1,579
Potbelly Corp. (a)	8	96
Priceline Group Inc. (a)	16	29,870
Pulte Homes Inc.	92	2,261
PVH Corp.	26	2,924
Ralph Lauren Corp. - Class A	18	1,363
Red Robin Gourmet Burgers Inc. (a)	4	293
Red Rock Resorts Inc. - Class A	14	338
Regal Entertainment Group - Class A	38	773
Regis Corp. (a)	10	103
Rent-A-Center Inc. (b)	17	204
RH (a) (b)	12	804
Ross Stores Inc.	128	7,405
Royal Caribbean Cruises Ltd.	56	6,113
Ruth's Hospitality Group Inc.	10	210
Sally Beauty Holdings Inc. (a)	47	947
Scholastic Corp.	10	439
Scientific Games Corp. - Class A (a)	18	461
Scripps Networks Interactive Inc. - Class A	28	1,883
Sears Holdings Corp. (a) (b)	8	67
SeaWorld Entertainment Inc.	23	367
Select Comfort Corp. (a)	14	502
Sequential Brands Group Inc. (a) (b)	20	81
Service Corp. International	61	2,029
ServiceMaster Global Holdings Inc. (a)	44	1,729
Shake Shack Inc. - Class A (a) (b)	6	218
Shoe Carnival Inc.	5	102
Shutterfly Inc. (a)	11	505
Signet Jewelers Ltd. (b)	20	1,266
Sinclair Broadcast Group Inc. - Class A	24	801
Sirius XM Holdings Inc. (b)	532	2,908
Six Flags Entertainment Corp.	24	1,403
Skechers U.S.A. Inc. - Class A (a)	43	1,270
Sonic Automotive Inc. - Class A	8	151
Sonic Corp.	15	394
Sotheby's (a)	12	667
Speedway Motorsports Inc.	4	79
Standard Motor Products Inc.	7	346
Staples Inc.	212	2,140
Starbucks Corp.	473	27,602
Steven Madden Ltd. (a)	18	713
Stoneridge Inc. (a)	8	127
Strayer Education Inc.	4	336
Sturm Ruger & Co. Inc. (b)	6	383
Superior Industries International Inc.	6	125
Tailored Brands Inc. (b)	13	145
Target Corp.	174	9,077
Taylor Morrison Home Corp. - Class A (a)	24	586
Tegna Inc.	66	947
Tempur Sealy International Inc. (a) (b)	15	789
Tenneco Inc.	18	1,033
	Shares/Par†	Value
Tesla Inc. (a) (b)	42	15,125
Texas Roadhouse Inc.	21	1,094
Thor Industries Inc.	17	1,761
Tiffany & Co.	40	3,798
Tile Shop Holdings Inc.	11	224
Time Inc.	33	479
Time Warner Inc.	252	25,256
TJX Cos. Inc.	212	15,291
Toll Brothers Inc.	50	1,962
TopBuild Corp. (a)	12	659
Tower International Inc.	7	149
Tractor Supply Co.	42	2,274
TravelCenters of America LLC (a)	9	36
TRI Pointe Homes Inc. (a)	52	689
Tribune Media Co. - Class A	23	957
TripAdvisor Inc. (a)	39	1,483
Tronc Inc. (a) (b)	6	73
Tupperware Brands Corp.	17	1,174
Twenty-First Century Fox Inc. - Class A	342	9,700
Twenty-First Century Fox Inc. - Class B	143	3,978
Ulta Beauty Inc. (a)	19	5,513
Under Armour Inc. - Class A (a) (b)	59	1,282
Under Armour Inc. - Class C (a)	62	1,246
Unifi Inc. (a)	5	161
Universal Electronics Inc. (a)	4	299
Urban Outfitters Inc. (a)	28	511
Vail Resorts Inc.	13	2,620
Vera Bradley Inc. (a)	7	67
VF Corp.	114	6,569
Viacom Inc. - Class B	113	3,790
Vista Outdoor Inc. (a)	19	423
Visteon Corp. (a)	11	1,127
Vitamin Shoppe Inc. (a)	7	76
Walt Disney Co.	513	54,549
Wayfair Inc. - Class A (a) (b)	11	855
Weight Watchers International Inc. (a)	10	331
Wendy's Co.	68	1,056
Weyco Group Inc.	3	74
Whirlpool Corp.	24	4,653
William Lyon Homes - Class A (a) (b)	9	214
Williams-Sonoma Inc.	27	1,320
Wingstop Inc. (b)	9	275
Winmark Corp.	1	102
Winnebago Industries Inc.	10	359
Wolverine World Wide Inc.	33	911
World Wrestling Entertainment Inc. - Class A (b)	12	249
Wyndham Worldwide Corp.	34	3,396
Wynn Resorts Ltd.	27	3,570
Yum! Brands Inc.	109	8,068
Zoe's Kitchen Inc. (a) (b)	5	59
Zumiez Inc. (a)	6	72
Total Common Stocks (cost $888,219)		1,047,841
RIGHTS 0.0%
Nexstar Broadcasting Inc. (a) (c)	27	52
Total Rights (cost $8)		52
SHORT TERM INVESTMENTS 4.7%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 0.88% (d) (e)	7,726	7,726
Securities Lending Collateral 3.9%
Securities Lending Cash Collateral Fund LLC, 0.88% (d) (e)	41,244	41,244
Total Short Term Investments (cost $48,970)		48,970
Total Investments 104.4% (cost $937,197)		1,096,863
Other Assets and Liabilities, Net (4.4)%		(46,509)
Total Net Assets 100.0%		$1,050,354

(a) Non-income producing security.

(b) All or portion of the security was on loan.

See accompanying Notes to Financial Statements.

4

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Shares/Par†	Value

(c) Security fair valued in good faith in accordance with the procedures approved by the JNL Variable Fund LLC's Board of Managers. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/Mellon Capital Financial Sector Fund
COMMON STOCKS 99.6%
Financials 98.2%
1st Source Corp.	6	$295
Access National Corp.	4	109
Affiliated Managers Group Inc.	20	3,267
Aflac Inc.	139	10,762
Alleghany Corp. (a)	5	3,202
Allegiance Bancshares Inc. (a)	3	122
Allied World Assurance Co. Holdings Ltd.	30	1,568
Allstate Corp.	126	11,131
Ally Financial Inc.	160	3,342
Ambac Financial Group Inc. (a)	15	254
American Equity Investment Life Holding Co.	31	808
American Express Co.	265	22,352
American Financial Group Inc.	26	2,558
American International Group Inc.	339	21,212
American National Insurance Co.	4	508
Ameriprise Financial Inc.	53	6,747
Ameris Bancorp	12	588
Amerisafe Inc.	7	374
AmTrust Financial Services Inc. (b)	31	466
Anworth Mortgage Asset Corp.	33	198
Aon Plc - Class A	91	12,037
Arch Capital Group Ltd. (a)	44	4,140
Argo Group International Holdings Ltd.	11	651
Arlington Asset Investment Corp. - Class A (b)	10	132
Arrow Financial Corp.	4	132
Arthur J Gallagher & Co.	62	3,568
Artisan Partners Asset Management Inc. - Class A	16	485
Aspen Insurance Holdings Ltd.	20	979
Associated Bancorp	52	1,321
Associated Capital Group Inc. - Class A	1	36
Assurant Inc.	20	2,036
Assured Guaranty Ltd.	44	1,835
Astoria Financial Corp.	32	636
Athene Holding Ltd. - Class A (a)	38	1,864
Atlantic Capital Bancshares Inc. (a)	6	120
Axis Capital Holdings Ltd.	29	1,870
Baldwin & Lyons Inc. - Class B	2	48
Banc of California Inc. (b)	13	285
BancFirst Corp.	3	280
Bancorp Inc. (a)	20	148
BancorpSouth Inc.	29	900
Bank Mutual Corp.	17	154
Bank of America Corp.	3,469	84,151
Bank of Hawaii Corp.	15	1,215
Bank of New York Mellon Corp. (c)	359	18,339
Bank of the Ozarks Inc.	41	1,943
BankUnited Inc.	37	1,240
Banner Corp.	10	572
Bar Harbor Bankshares (b)	4	137
BB&T Corp.	279	12,656
Beneficial Bancorp Inc.	25	371
Berkshire Hathaway Inc. - Class B (a)	429	72,632
Berkshire Hills Bancorp Inc.	13	454
BGC Partners Inc. - Class A	72	910
BlackRock Inc.	42	17,710
Blackstone Mortgage Trust Inc. - Class A (b)	32	1,006
Blue Hills Bancorp Inc.	9	159
BofI Holding Inc. (a) (b)	21	487
BOK Financial Corp.	7	609
Boston Private Financial Holdings Inc.	30	466
Bridge Bancorp Inc.	6	185
	Shares/Par†	Value
Brookline Bancorp Inc.	26	377
Brown & Brown Inc.	42	1,804
Bryn Mawr Bank Corp.	5	231
Camden National Corp.	5	209
Capital Bank Financial Corp. - Class A (b)	9	341
Capital One Financial Corp.	166	13,694
Capitol Federal Financial Inc.	44	623
Cathay General Bancorp	27	1,012
CBOE Holdings Inc.	35	3,195
Centerstate Banks of Florida Inc.	18	453
Central Pacific Financial Corp.	11	335
Charles Schwab Corp.	416	17,884
Chemical Financial Corp.	25	1,188
Chubb Ltd.	161	23,461
Cincinnati Financial Corp.	54	3,888
CIT Group Inc.	50	2,424
Citigroup Inc.	957	64,017
Citizens Financial Group Inc.	175	6,247
Citizens Inc. - Class A (a) (b)	18	136
City Holdings Co.	5	335
CME Group Inc.	117	14,671
CNO Financial Group Inc.	59	1,242
CoBiz Financial Inc.	12	207
Cohen & Steers Inc.	6	262
Columbia Banking System Inc.	20	804
Comerica Inc.	61	4,482
Commerce Bancshares Inc.	32	1,823
Community Bank System Inc.	17	958
Community Trust Bancorp Inc.	5	213
ConnectOne Bancorp Inc.	9	200
Cowen Inc. - Class A (a) (b)	9	144
Crawford & Co. - Class A	5	41
Credit Acceptance Corp. (a) (b)	3	650
CU Bancorp (a)	6	233
Cullen/Frost Bankers Inc.	21	1,967
Customers Bancorp Inc. (a)	9	262
CVB Financial Corp.	35	774
Diamond Hill Investment Group Inc.	1	192
Dime Community Bancshares Inc.	10	198
Discover Financial Services	133	8,256
Donegal Group Inc. - Class A	2	33
Donnelley Financial Solutions Inc. (a)	10	226
E*TRADE Financial Corp. (a)	96	3,645
Eagle Bancorp Inc. (a)	11	698
East West Bancorp Inc.	50	2,953
Eaton Vance Corp.	40	1,884
EMC Insurance Group Inc.	2	53
Employer Holdings Inc.	11	445
Encore Capital Group Inc. (a) (b)	8	303
Enova International Inc. (a)	8	115
Enstar Group Ltd. (a)	4	714
Enterprise Financial Services Corp.	8	307
Erie Indemnity Co. - Class A	9	1,132
Essent Group Ltd. (a)	24	893
Evercore Partners Inc. - Class A	14	999
Everest Re Group Ltd.	14	3,621
Ezcorp Inc. - Class A (a)	16	125
FactSet Research Systems Inc.	14	2,298
FB Financial Corp. (a) (b)	2	76
FBL Financial Group Inc. - Class A	4	256
FCB Financial Holdings Inc. - Class A (a)	13	641
Federal Agricultural Mortgage Corp. - Class C	3	199
Federated Investors Inc. - Class B	31	879
Federated National Holding Co.	3	49
Fidelity & Guaranty Life (b)	5	162
Fidelity National Financial Inc.	90	4,013
Fidelity Southern Corp.	7	165
Fifth Third Bancorp	258	6,701
Financial Engines Inc.	20	719
Financial Institutions Inc.	5	146
First American Financial Corp.	38	1,693
First Bancorp Inc.	7	224
First Bancorp Inc. (a)	61	351
First Busey Corp.	11	323
First Citizens BancShares Inc. - Class A	2	923

See accompanying Notes to Financial Statements.

5

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
First Commonwealth Financial Corp.	34	428
First Community Bancshares Inc.	6	151
First Defiance Financial Corp.	3	155
First Financial Bancorp	21	591
First Financial Bankshares Inc. (b)	18	814
First Financial Corp.	3	159
First Foundation Inc. (a)	8	133
First Hawaiian Inc.	20	613
First Horizon National Corp.	80	1,397
First Interstate BancSystem Inc. - Class A	10	380
First Merchants Corp.	14	570
First Midwest Bancorp Inc.	29	677
First of Long Island Corp.	7	193
First Republic Bank	54	5,370
FirstCash Inc.	18	1,023
Flagstar Bancorp Inc. (a)	7	218
Flushing Financial Corp.	8	238
FNB Corp.	113	1,595
FNFV Group (a)	23	363
Franklin Financial Network Inc. (a)	4	148
Franklin Resources Inc.	117	5,260
Fulton Financial Corp.	62	1,187
GAMCO Investors Inc. - Class A	1	39
Genworth Financial Inc. - Class A (a)	172	647
German American Bancorp Inc.	7	249
Glacier Bancorp Inc.	26	948
Global Indemnity Ltd. - Class A (a)	4	144
Goldman Sachs Group Inc.	124	27,548
Great Southern Bancorp Inc.	3	176
Great Western Bancorp Inc.	21	847
Green Bancorp Inc. (a)	6	126
Green Dot Corp. - Class A (a)	15	574
Greenhill & Co. Inc.	11	213
Greenlight Capital Re Ltd. - Class A (a)	9	199
Guaranty Bancorp	7	190
Hancock Holding Co.	29	1,402
Hanmi Financial Corp.	11	309
Hannon Armstrong Sustainable Infrastructure Capital Inc.	16	373
Hanover Insurance Group Inc.	14	1,245
HarborOne Bancorp Inc. (a)	4	76
Hartford Financial Services Group Inc.	127	6,695
HCI Group Inc. (b)	4	176
Heartland Financial USA Inc.	7	332
Heritage Commerce Corp.	10	144
Heritage Financial Corp. (b)	9	245
Heritage Insurance Holdings Inc.	9	124
Hilltop Holdings Inc.	28	743
Home Bancshares Inc.	44	1,093
HomeStreet Inc. (a)	9	235
HomeTrust Bancshares Inc. (a)	6	151
Hope Bancorp Inc.	43	808
Horace Mann Educators Corp.	14	523
Horizon Bancorp	8	214
Houlihan Lokey Inc. - Class A	8	285
Huntington Bancshares Inc.	378	5,110
IberiaBank Corp.	17	1,426
Independent Bank Corp.	6	135
Independent Bank Corp.	9	618
Independent Bank Group Inc.	4	246
Infinity Property & Casualty Corp.	4	357
Interactive Brokers Group Inc.	23	861
Intercontinental Exchange Inc.	205	13,533
International Bancshares Corp.	21	720
INTL FCStone Inc. (a)	5	184
Invesco Ltd.	141	4,946
Investment Technology Group Inc.	10	208
Investors Bancorp Inc.	87	1,162
James River Group Holdings Ltd.	8	335
Janus Henderson Group Plc (a) (b)	65	2,137
JPMorgan Chase & Co.	1,238	113,150
KCG Holdings Inc. - Class A (a)	23	456
Kearny Financial Corp.	28	411
Kemper Corp.	15	576
KeyCorp	371	6,959
	Shares/Par†	Value
Kinsale Capital Group Inc.	6	235
Ladder Capital Corp. - Class A	19	261
Ladenburg Thalmann Financial Services Inc. (a) (b)	23	56
Lakeland Bancorp Inc.	15	287
Lakeland Financial Corp.	8	372
LegacyTexas Financial Group Inc. (b)	15	588
Legg Mason Inc.	31	1,187
LendingClub Corp. (a)	100	551
LendingTree Inc. (a) (b)	3	494
Leucadia National Corp.	113	2,960
Lincoln National Corp.	78	5,296
Live Oak Bancshares Inc. (b)	8	182
Loews Corp.	98	4,581
LPL Financial Holdings Inc.	28	1,190
M&T Bank Corp.	48	7,736
Maiden Holdings Ltd.	26	288
MainSource Financial Group Inc.	7	237
Markel Corp. (a)	5	4,742
MarketAxess Holdings Inc.	13	2,627
Marsh & McLennan Cos. Inc.	178	13,847
MB Financial Inc.	28	1,228
MBIA Inc. (a) (b)	48	451
Mercantile Bank Corp.	5	170
Mercury General Corp.	10	554
Meridian Bancorp Inc.	17	288
Meta Financial Group Inc.	3	267
MetLife Inc.	323	17,727
MFA Financial Inc.	136	1,143
MGIC Investment Corp. (a)	122	1,366
Midland States Bancorp Inc.	3	113
Moelis & Co. - Class A	9	361
Moody's Corp.	59	7,191
Morgan Stanley	485	21,602
Morningstar Inc.	7	543
MSCI Inc.	31	3,178
NASDAQ Inc.	40	2,891
National Bank Holdings Corp. - Class A	8	281
National General Holdings Corp.	19	402
National Western Life Group Inc. - Class A	1	239
Nationstar Mortgage Holdings Inc. (a)	13	227
Navient Corp.	103	1,708
Navigators Group Inc.	8	445
NBT Bancorp Inc.	14	529
Nelnet Inc. - Class A	8	357
New York Community Bancorp Inc.	169	2,221
NewStar Financial Inc.	5	51
NMI Holdings Inc. - Class A (a)	17	191
Northern Trust Corp.	75	7,340
Northfield Bancorp Inc.	16	282
Northwest Bancshares Inc. (b)	33	512
OceanFirst Financial Corp.	10	258
Ocwen Financial Corp. (a) (b)	36	97
OFG Bancorp	14	139
Old National Bancorp	46	789
Old Republic International Corp.	87	1,698
OM Asset Management Plc	26	379
On Deck Capital Inc. (a) (b)	8	38
OneBeacon Insurance Group Ltd. - Class A	9	160
OneMain Holdings Inc. (a)	22	538
Opus Bank	7	182
Oritani Financial Corp.	12	201
Pacific Continental Corp.	6	160
Pacific Premier Bancorp Inc. (a)	12	442
PacWest Bancorp	42	1,963
Park National Corp.	5	480
Park Sterling Corp.	19	222
Peapack Gladstone Financial Corp.	4	135
Peoples Bancorp Inc.	5	175
People's United Financial Inc.	118	2,090
People's Utah Bancorp	4	111
PHH Corp. (a)	20	280
Pinnacle Financial Partners Inc.	25	1,548
Piper Jaffray Cos.	5	316
PJT Partners Inc. - Class A	7	267
PNC Financial Services Group Inc.	168	20,978

See accompanying Notes to Financial Statements.

6

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Popular Inc.	36	1,492
PRA Group Inc. (a)	15	582
Preferred Bank	4	203
Primerica Inc.	15	1,169
Principal Financial Group Inc.	99	6,336
ProAssurance Corp.	19	1,142
Progressive Corp.	200	8,820
Prosperity Bancshares Inc.	23	1,463
Provident Financial Services Inc.	21	527
Prudential Financial Inc.	148	16,042
Pzena Investment Management Inc. - Class A	4	42
QCR Holdings Inc.	5	230
Radian Group Inc.	75	1,225
Raymond James Financial Inc.	45	3,618
Regions Financial Corp.	414	6,066
Reinsurance Group of America Inc.	22	2,887
RenaissanceRe Holdings Ltd.	14	1,910
Renasant Corp.	15	663
Republic Bancorp Inc. - Class A	4	134
Republic First Bancorp Inc. (a) (b)	13	122
RLI Corp.	14	749
S&P Global Inc.	89	13,009
S&T Bancorp Inc.	13	458
Safeguard Scientifics Inc. (a)	5	54
Safety Insurance Group Inc.	5	332
Sandy Spring Bancorp Inc.	9	351
Seacoast Banking Corp. of Florida (a)	11	258
SEI Investments Co.	47	2,553
Selective Insurance Group Inc.	20	1,000
ServisFirst Bancshares Inc.	15	568
Signature Bank (a)	19	2,719
Simmons First National Corp. - Class A	9	494
SLM Corp. (a)	152	1,749
South State Corp.	10	860
Southside Bancshares Inc.	9	311
Southwest Bancorp Inc.	5	132
State Auto Financial Corp.	6	160
State Bank Financial Corp.	13	344
State National Cos. Inc.	11	210
State Street Corp.	132	11,813
Sterling Bancorp	45	1,054
Stewart Information Services Corp. (b)	6	294
Stifel Financial Corp. (a)	24	1,090
Stock Yards Bancorp Inc.	7	283
Stonegate Bank	5	230
Sun Bancorp Inc.	2	60
SunTrust Banks Inc.	169	9,602
SVB Financial Group (a)	18	3,215
Synchrony Financial	279	8,325
Synovus Financial Corp.	42	1,870
T. Rowe Price Group Inc.	85	6,279
TCF Financial Corp.	57	913
TD Ameritrade Holding Corp.	91	3,933
Texas Capital Bancshares Inc. (a)	17	1,305
Texas Pacific Land Trust	2	684
TFS Financial Corp.	21	328
Third Point Reinsurance Ltd. (a)	18	252
Tompkins Financial Corp.	5	366
Torchmark Corp.	39	2,991
Towne Bank	20	627
Travelers Cos. Inc.	97	12,270
Trico Bancshares	6	225
Tristate Capital Holdings Inc. (a)	8	206
Trupanion Inc. (a) (b)	6	141
TrustCo Bank Corp.	36	280
Trustmark Corp.	24	773
U.S. Bancorp	587	30,452
UMB Financial Corp.	15	1,138
Umpqua Holdings Corp.	77	1,408
Union Bankshares Corp.	16	527
United Bankshares Inc.	35	1,358
United Community Banks Inc.	24	669
United Financial Bancorp Inc.	18	295
United Fire Group Inc.	7	318
United Insurance Holdings Corp. (b)	6	87
	Shares/Par†	Value
Universal Insurance Holdings Inc. (b)	12	309
Univest Corp. of Pennsylvania	8	232
Unum Group	80	3,729
Validus Holdings Ltd.	28	1,453
Valley National Bancorp	91	1,075
Virtu Financial Inc. - Class A (b)	12	204
Virtus Investment Partners Inc.	3	287
Voya Financial Inc.	67	2,453
Waddell & Reed Financial Inc. - Class A (b)	28	528
Walker & Dunlop Inc. (a)	10	501
Washington Federal Inc.	32	1,057
Washington Trust Bancorp Inc.	6	285
Waterstone Financial Inc.	9	164
Webster Financial Corp.	32	1,654
Wells Fargo & Co.	1,649	91,355
WesBanco Inc. (b)	14	567
Westamerica Bancorp (b)	9	498
Western Alliance Bancorp (a)	34	1,697
Westwood Holdings Group Inc.	3	171
White Mountains Insurance Group Ltd.	2	1,361
Willis Towers Watson Plc	45	6,480
Wintrust Financial Corp.	18	1,396
WisdomTree Investments Inc. (b)	38	390
WMIH Corp. (a)	48	60
World Acceptance Corp. (a)	3	189
WR Berkley Corp.	34	2,331
WSFS Financial Corp.	11	483
Xenith Bankshares Inc. (a)	2	66
XL Group Ltd.	92	4,045
Zions Bancorp	70	3,091
		1,248,402
Real Estate 1.4%
AG Mortgage Investment Trust Inc.	10	175
AGNC Investment Corp.	123	2,617
Annaly Capital Management Inc.	355	4,277
Apollo Commercial Real Estate Finance Inc.	37	695
Arbor Realty Trust Inc.	14	119
ARMOUR Residential REIT Inc.	14	347
Capstead Mortgage Corp.	32	333
Chimera Investment Corp.	60	1,118
CYS Investments Inc.	50	420
Dynex Capital Inc.	20	143
Invesco Mortgage Capital Inc.	38	633
MTGE Investment Corp.	15	290
New Residential Investment Corp.	106	1,651
New York Mortgage Trust Inc. (b)	33	208
Pennymac Mortgage Investment Trust	21	390
Redwood Trust Inc.	27	452
Resource Capital Corp. (b)	8	78
Starwood Property Trust Inc.	91	2,035
Sutherland Asset Management Corp. (b)	5	72
Two Harbors Investment Corp.	119	1,178
Western Asset Mortgage Capital Corp.	15	157
		17,388
Total Common Stocks (cost $1,065,499)		1,265,790
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	2,413	2,413
Securities Lending Collateral 0.7%
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	8,613	8,613
Total Short Term Investments (cost $11,026)		11,026
Total Investments 100.5% (cost $1,076,525)		1,276,816
Other Assets and Liabilities, Net (0.5)%		(6,239)
Total Net Assets 100.0%		$1,270,577

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

7

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital Healthcare Sector Fund
COMMON STOCKS 99.7%
Health Care 99.7%
Abaxis Inc.	20	$1,036
Abbott Laboratories	1,423	69,173
AbbVie Inc.	1,312	95,144
Abiomed Inc. (a)	33	4,767
Acadia HealthCare Co. Inc. (a) (b)	59	2,936
ACADIA Pharmaceuticals Inc. (a) (b)	77	2,160
Accelerate Diagnostics Inc. (a) (b)	27	725
Acceleron Pharma Inc. (a)	22	681
Accuray Inc. (a)	72	344
Aceto Corp.	26	406
Achaogen Inc. (a) (b)	21	455
Achillion Pharmaceuticals Inc. (a)	94	432
Aclaris Therapeutics Inc. (a)	14	382
Acorda Therapeutics Inc. (a)	38	754
Aduro Biotech Inc. (a) (b)	21	236
Advaxis Inc. (a) (b)	24	157
Aerie Pharmaceuticals Inc. (a)	25	1,299
Aetna Inc.	290	44,007
Agenus Inc. (a) (b)	55	217
Agilent Technologies Inc.	264	15,669
Agios Pharmaceuticals Inc. (a) (b)	33	1,673
Aimmune Therapeutics Inc. (a) (b)	17	355
Akorn Inc. (a)	76	2,543
Albany Molecular Research Inc. (a) (b)	26	573
Alder Biopharmaceuticals Inc. (a) (b)	35	396
Alere Inc. (a)	70	3,523
Alexion Pharmaceuticals Inc. (a)	185	22,454
Align Technology Inc. (a)	63	9,435
Alkermes Plc (a)	126	7,325
Allergan Plc	276	67,108
Allscripts-Misys Healthcare Solutions Inc. (a)	138	1,762
Almost Family Inc. (a)	9	561
Alnylam Pharmaceuticals Inc. (a) (b)	66	5,305
AMAG Pharmaceuticals Inc. (a) (b)	30	551
Amedisys Inc. (a)	24	1,490
American Renal Associates Holdings Inc. (a) (b)	9	162
AmerisourceBergen Corp.	135	12,757
Amgen Inc.	606	104,408
Amicus Therapeutics Inc. (a) (b)	97	977
AMN Healthcare Services Inc. (a)	40	1,566
Amphastar Pharmaceuticals Inc. (a)	27	481
Analogic Corp.	10	720
AnaptysBio Inc. (a)	5	114
AngioDynamics Inc. (a)	23	380
ANI Pharmaceuticals Inc. (a)	6	300
Anika Therapeutics Inc. (a)	13	639
Anthem Inc.	218	40,996
Ardelyx Inc. (a)	21	109
Arena Pharmaceuticals Inc. (a)	22	379
Array BioPharma Inc. (a)	142	1,187
Atara Biotherapeutics Inc. (a) (b)	17	238
athenahealth Inc. (a) (b)	32	4,456
AtriCure Inc. (a)	25	603
Atrion Corp.	1	808
Avexis Inc. (a)	22	1,787
Axovant Sciences Ltd. (a) (b)	24	546
Baxter International Inc.	401	24,290
Becton Dickinson & Co.	186	36,367
Bellicum Pharmaceuticals Inc. (a) (b)	14	164
BioCryst Pharmaceuticals Inc. (a) (b)	53	293
Biogen Inc. (a)	178	48,282
BioMarin Pharmaceutical Inc. (a)	143	12,998
Bio-Rad Laboratories Inc. - Class A (a)	17	3,769
Bio-Techne Corp.	31	3,598
BioTelemetry Inc. (a)	19	631
Biotime Inc. (a) (b)	40	126
Bioverativ Inc. (a)	84	5,063
Bluebird Bio Inc. (a)	34	3,603
Blueprint Medicines Corp. (a)	25	1,248
Boston Scientific Corp. (a)	1,119	31,025
Bristol-Myers Squibb Co.	1,377	76,743
	Shares/Par†	Value
Brookdale Senior Living Inc. (a)	147	2,165
Bruker Corp.	90	2,594
Cambrex Corp. (a)	26	1,579
Cantel Medical Corp.	31	2,386
Capital Senior Living Corp. (a)	26	390
Cara Therapeutics Inc. (a) (b)	20	308
Cardinal Health Inc.	261	20,303
Cardiovascular Systems Inc. (a)	24	782
Castlight Health Inc. - Class B (a) (b)	22	90
Catalent Inc. (a)	100	3,506
Celgene Corp. (a)	640	83,182
Celldex Therapeutics Inc. (a) (b)	94	233
Cempra Inc. (a)	31	141
Centene Corp. (a)	142	11,333
Cerner Corp. (a)	245	16,310
Cerus Corp. (a) (b)	70	175
Charles River Laboratories International Inc. (a)	38	3,895
Chemed Corp.	13	2,724
Chimerix Inc. (a) (b)	40	219
CIGNA Corp.	212	35,477
Civitas Solutions Inc. (a)	14	250
Clovis Oncology Inc. (a)	39	3,612
Coherus Biosciences Inc. (a) (b)	25	363
Collegium Pharmaceutical Inc. (a) (b)	11	142
Community Health Systems Inc. (a)	97	966
Computer Programs & Systems Inc. (b)	8	256
Concert Pharmaceuticals Inc. (a) (b)	14	189
ConforMIS Inc. (a)	15	66
Conmed Corp.	20	1,018
Cooper Cos. Inc.	40	9,674
Corcept Therapeutics Inc. (a)	71	836
Corvel Corp. (a)	8	392
Cotiviti Holdings Inc. (a)	21	798
CR Bard Inc.	60	18,816
Cross Country Healthcare Inc. (a)	29	376
CryoLife Inc. (a)	25	506
Cytokinetics Inc. (a)	27	330
CytomX Therapeutics Inc. (a)	14	222
Danaher Corp.	514	43,394
DaVita Inc. (a)	127	8,226
DENTSPLY SIRONA Inc.	191	12,402
DepoMed Inc. (a)	51	544
Dermira Inc. (a)	27	789
DexCom Inc. (a)	70	5,143
Diplomat Pharmacy Inc. (a)	33	492
Dynavax Technologies Corp. (a) (b)	31	304
Eagle Pharmaceuticals Inc. (a) (b)	9	684
Editas Medicine Inc. (a) (b)	23	394
Edwards Lifesciences Corp. (a)	176	20,753
Eli Lilly & Co.	818	67,302
Emergent BioSolutions Inc. (a)	30	1,002
Enanta Pharmaceuticals Inc. (a)	14	506
Endo International Plc (a)	172	1,924
Endologix Inc. (a) (b)	59	285
Ensign Group Inc.	40	868
Entellus Medical Inc. (a) (b)	5	87
Envision Healthcare Corp. (a)	96	5,990
Epizyme Inc. (a) (b)	38	569
Esperion Therapeutics Inc. (a) (b)	12	555
Evolent Health Inc. - Class A (a) (b)	37	932
Exact Sciences Corp. (a)	100	3,528
Exactech Inc. (a)	6	184
Exelixis Inc. (a)	237	5,833
Express Scripts Holding Co. (a)	497	31,738
FibroGen Inc. (a)	51	1,641
Five Prime Therapeutics Inc. (a)	22	664
Flexion Therapeutics Inc. (a) (b)	14	276
Foundation Medicine Inc. (a) (b)	9	359
Genesis Healthcare Inc. - Class A (a)	38	66
GenMark Diagnostics Inc. (a)	51	600
Genomic Health Inc. (a)	15	482
Geron Corp. (a) (b)	152	421
Gilead Sciences Inc.	1,076	76,177
Glaukos Corp. (a) (b)	12	505
Global Blood Therapeutics Inc. (a) (b)	26	699

See accompanying Notes to Financial Statements.

8

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Globus Medical Inc. - Class A (a)	59	1,949
Haemonetics Corp. (a)	44	1,726
Halozyme Therapeutics Inc. (a) (b)	109	1,394
Halyard Health Inc. (a)	40	1,575
HCA Healthcare Inc. (a)	243	21,225
HealthEquity Inc. (a)	41	2,032
HealthSouth Corp.	73	3,521
HealthStream Inc. (a)	24	621
Henry Schein Inc. (a)	66	12,009
Heron Therapeutics Inc. (a) (b)	37	509
Heska Corp. (a)	5	512
Hill-Rom Holdings Inc.	53	4,214
HMS Holdings Corp. (a)	66	1,221
Hologic Inc. (a)	229	10,386
Horizon Pharma Plc (a)	131	1,560
Humana Inc.	123	29,500
ICU Medical Inc. (a)	12	2,117
Idexx Laboratories Inc. (a)	72	11,643
Illumina Inc. (a)	120	20,863
Immunogen Inc. (a) (b)	89	630
Immunomedics Inc. (a) (b)	83	736
Impax Laboratories Inc. (a)	53	855
INC Research Holdings Inc. - Class A (a)	46	2,686
Incyte Corp. (a)	140	17,650
Innoviva Inc. (a)	69	880
Inogen Inc. (a)	14	1,321
Inovalon Holdings Inc. - Class A (a) (b)	54	714
Inovio Pharmaceuticals Inc. (a) (b)	59	463
Insmed Inc. (a)	51	869
Insulet Corp. (a)	49	2,523
Insys Therapeutics Inc. (a) (b)	22	279
Integer Holdings Corp. (a)	24	1,057
Integra LifeSciences Holdings Corp. (a)	48	2,595
Intellia Therapeutics Inc. (a) (b)	9	143
Intercept Pharmaceuticals Inc. (a) (b)	15	1,804
Intersect ENT Inc. (a)	18	491
Intra-Cellular Therapies Inc. (a) (b)	27	331
Intrexon Corp. (a) (b)	51	1,234
Intuitive Surgical Inc. (a)	32	29,782
Invacare Corp.	25	333
Invitae Corp. (a) (b)	22	207
Ionis Pharmaceuticals Inc. (a)	98	5,010
Iovance Biotherapeutics Inc. (a) (b)	29	212
iRhythm Technologies Inc. (a)	7	297
Ironwood Pharmaceuticals Inc. - Class A (a)	105	1,979
Jazz Pharmaceuticals Plc (a)	49	7,592
Johnson & Johnson	2,232	295,306
Jounce Therapeutics Inc. (a)	6	89
Juno Therapeutics Inc. (a) (b)	51	1,529
K2M Group Holdings Inc. (a)	26	622
Karyopharm Therapeutics Inc. (a) (b)	27	249
Keryx Biopharmaceuticals Inc. (a) (b)	70	505
Kindred Healthcare Inc.	72	840
Kite Pharma Inc. (a) (b)	39	4,008
La Jolla Pharmaceutical Co. (a) (b)	14	403
Laboratory Corp. of America Holdings (a)	85	13,058
Landauer Inc.	9	482
Lannett Co. Inc. (a) (b)	22	443
Lantheus Holdings Inc. (a)	18	309
LeMaitre Vascular Inc.	12	367
Lexicon Pharmaceuticals Inc. (a) (b)	36	598
LHC Group Inc. (a)	13	898
Lifepoint Health Inc. (a)	34	2,260
Ligand Pharmaceuticals Inc. (a) (b)	17	2,057
LivaNova Plc (a) (b)	35	2,160
Loxo Oncology Inc. (a)	18	1,464
Luminex Corp.	36	762
MacroGenics Inc. (a)	24	414
Magellan Health Services Inc. (a)	18	1,336
Mallinckrodt Plc (a)	86	3,836
Masimo Corp. (a)	38	3,477
McKesson Corp.	174	28,604
Medicines Co. (a) (b)	55	2,108
Medidata Solutions Inc. (a)	48	3,759
MEDNAX Inc. (a)	78	4,724
	Shares/Par†	Value
Medpace Holdings Inc. (a)	6	167
Medtronic Plc	1,130	100,311
Merck & Co. Inc.	2,269	145,418
Meridian Bioscience Inc.	39	611
Merit Medical Systems Inc. (a)	38	1,443
Merrimack Pharmaceuticals Inc. (b)	90	111
Mettler-Toledo International Inc. (a)	21	12,534
MiMedx Group Inc. (a) (b)	90	1,344
Minerva Neurosciences Inc. (a) (b)	17	153
Molina Healthcare Inc. (a)	35	2,395
Momenta Pharmaceuticals Inc. (a)	59	998
Mylan NV (a)	375	14,540
MyoKardia Inc. (a) (b)	11	143
Myovant Sciences Ltd. (a) (b)	12	139
Myriad Genetics Inc. (a)	60	1,547
Natera Inc. (a)	20	219
National Healthcare Corp.	9	617
National Research Corp. - Class A	8	222
Natus Medical Inc. (a)	27	1,003
Nektar Therapeutics (a)	128	2,498
Neogen Corp. (a)	29	2,039
NeoGenomics Inc. (a) (b)	51	454
Neurocrine Biosciences Inc. (a) (b)	70	3,233
Nevro Corp. (a) (b)	19	1,406
NewLink Genetics Corp. (a) (b)	20	144
Novavax Inc. (a) (b)	224	258
Novocure Ltd. (a) (b)	37	637
NuVasive Inc. (a)	41	3,158
NxStage Medical Inc. (a)	50	1,253
Omeros Corp. (a) (b)	31	619
Omnicell Inc. (a)	31	1,328
Opko Health Inc. (a) (b)	281	1,849
OraSure Technologies Inc. (a)	40	690
Organovo Holdings Inc. (a) (b)	65	170
Orthofix International NV (a)	16	755
Otonomy Inc. (a)	14	257
Owens & Minor Inc.	49	1,576
Pacific Biosciences of California Inc. (a) (b)	70	250
Pacira Pharmaceuticals Inc. (a)	30	1,425
Paratek Pharmaceuticals Inc. (a) (b)	11	261
PAREXEL International Corp. (a)	42	3,623
Patheon NV (a)	29	1,024
Patterson Cos. Inc.	68	3,197
PDL BioPharma Inc. (a)	138	341
Penumbra Inc. (a)	22	1,963
PerkinElmer Inc.	91	6,198
Perrigo Co. Plc	107	8,046
Pfizer Inc.	4,898	164,516
PharMerica Corp. (a)	24	626
Phibro Animal Health Corp. - Class A	17	618
Portola Pharmaceuticals Inc. (a)	46	2,575
PRA Health Sciences Inc. (a)	32	2,370
Premier Inc. - Class A (a)	41	1,478
Prestige Brands Holdings Inc. (a)	42	2,214
Progenics Pharmaceuticals Inc. (a) (b)	60	410
Prothena Corp. Plc (a) (b)	32	1,739
Providence Services Corp. (a)	12	616
PTC Therapeutics Inc. (a) (b)	28	519
Puma Biotechnology Inc. (a)	25	2,153
Quality Systems Inc. (a)	41	700
Quest Diagnostics Inc.	112	12,490
Quidel Corp. (a)	25	670
Quintiles IMS Holdings Inc. (a)	116	10,340
Ra Pharmaceuticals Inc. (a)	6	117
Radius Health Inc. (a) (b)	28	1,285
Reata Pharmaceuticals Inc. - Class A (a) (b)	7	208
Regeneron Pharmaceuticals Inc. (a)	64	31,490
Regenxbio Inc. (a)	25	492
Repligen Corp. (a)	29	1,184
ResMed Inc.	117	9,117
Retrophin Inc. (a)	30	574
Revance Therapeutics Inc. (a) (b)	17	441
Rockwell Medical Technologies Inc. (a) (b)	47	371
Sage Therapeutics Inc. (a)	26	2,045
Sangamo Therapeutics Inc. (a) (b)	58	513

See accompanying Notes to Financial Statements.

9

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Sarepta Therapeutics Inc. (a)	43	1,466
Sciclone Pharmaceuticals Inc. (a)	43	469
Seattle Genetics Inc. (a)	81	4,185
Select Medical Holdings Corp. (a) (b)	88	1,347
Seres Therapeutics Inc. (a) (b)	9	105
Spark Therapeutics Inc. (a) (b)	19	1,150
Spectranetics Corp. (a)	32	1,242
Spectrum Pharmaceuticals Inc. (a) (b)	59	438
Staar Surgical Co. (a) (b)	16	176
Steris Plc	69	5,617
Stryker Corp.	277	38,392
Sucampo Pharmaceuticals Inc. - Class A (a) (b)	24	254
Supernus Pharmaceuticals Inc. (a)	41	1,746
Surgery Partners Inc. (a)	17	386
SurModics Inc. (a)	11	316
Synergy Pharmaceuticals Inc. (a) (b)	209	929
Teladoc Inc. (a) (b)	27	953
Teleflex Inc.	37	7,762
Teligent Inc. (a) (b)	30	272
Tenet Healthcare Corp. (a) (b)	85	1,637
TESARO Inc. (a)	30	4,225
TG Therapeutics Inc. (a) (b)	33	332
TherapeuticsMD Inc. (a) (b)	138	728
Theravance Biopharma Inc. (a) (b)	34	1,341
Thermo Fisher Scientific Inc.	325	56,773
Tivity Health Inc. (a)	28	1,130
Triple-S Management Corp. - Class B (a)	19	313
Ultragenyx Pharmaceutical Inc. (a) (b)	32	1,996
United Therapeutics Corp. (a)	36	4,729
UnitedHealth Group Inc.	792	146,899
Universal Health Services Inc. - Class B	74	9,096
US Physical Therapy Inc.	11	644
Vanda Pharmaceuticals Inc. (a)	33	545
Varex Imaging Corp. (a)	30	1,030
Varian Medical Systems Inc. (a)	76	7,861
VCA Inc. (a)	66	6,087
Veeva Systems Inc. - Class A (a)	86	5,283
Versartis Inc. (a)	19	339
Vertex Pharmaceuticals Inc. (a)	204	26,290
Vocera Communications Inc. (a)	18	487
VWR Corp. (a)	75	2,467
Waters Corp. (a)	66	12,197
WaVe Life Sciences Ltd. (a) (b)	5	93
WellCare Health Plans Inc. (a)	36	6,528
West Pharmaceutical Services Inc.	60	5,680
Wright Medical Group NV (a)	78	2,135
XBiotech Inc. (a) (b)	16	73
Xencor Inc. (a)	35	739
Zimmer Biomet Holdings Inc.	164	21,074
ZIOPHARM Oncology Inc. (a) (b)	91	565
Zoetis Inc. - Class A	406	25,328
Total Common Stocks (cost $2,530,138)		2,904,973
RIGHTS 0.0%
Dyax Corp. (a) (c)	141	157
Total Rights (cost $157)		157
SHORT TERM INVESTMENTS 2.2%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.88% (d) (e)	7,598	7,598
Securities Lending Collateral 1.9%
Securities Lending Cash Collateral Fund LLC, 0.88% (d) (e)	55,348	55,348
Total Short Term Investments (cost $62,946)		62,946
Total Investments 101.9% (cost $2,593,241)		2,968,076
Other Assets and Liabilities, Net (1.9)%		(55,100)
Total Net Assets 100.0%		$2,912,976

(a) Non-income producing security.

(b) All or portion of the security was on loan.

Shares/Par†	Value

(c) Security fair valued in good faith in accordance with the procedures approved by the JNL Variable Fund LLC's Board of Managers. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/Mellon Capital Oil & Gas Sector Fund
COMMON STOCKS 99.8%
Energy 99.8%
Alon USA Energy Inc.	29	$387
Anadarko Petroleum Corp.	561	25,446
Antero Resources Corp. (a)	220	4,752
Apache Corp. (b)	381	18,265
Arch Coal Inc. - Class A (b)	21	1,449
Archrock Inc.	70	797
Atwood Oceanics Inc. (a) (b)	78	637
Baker Hughes Inc.	406	22,111
Basic Energy Services Inc. (a) (b)	18	437
Bill Barrett Corp. (a) (b)	79	243
Bristow Group Inc. (b)	35	267
Cabot Oil & Gas Corp.	477	11,952
California Resources Corp. (a) (b)	42	359
Callon Petroleum Co. (a)	210	2,229
CARBO Ceramics Inc. (a) (b)	22	150
Carrizo Oil & Gas Inc. (a)	65	1,127
Centennial Resource Development Inc. - Class A (a) (b)	88	1,386
Cheniere Energy Inc. (a)	203	9,875
Chesapeake Energy Corp. (a) (b)	893	4,437
Chevron Corp.	1,902	198,446
Cimarex Energy Co.	95	8,964
Clean Energy Fuels Corp. (a)	117	298
Concho Resources Inc. (a)	149	18,072
ConocoPhillips Co.	1,241	54,571
CONSOL Energy Inc. (a)	190	2,844
Continental Resources Inc. (a) (b)	97	3,142
Core Laboratories NV (b)	44	4,471
CVR Energy Inc. (b)	18	392
Delek US Holdings Inc.	55	1,466
Denbury Resources Inc. (a)	406	621
Devon Energy Corp.	500	15,988
Diamond Offshore Drilling Inc. (a) (b)	72	776
Diamondback Energy Inc. (a)	90	8,023
Dril-Quip Inc. (a)	39	1,893
Eclipse Resources Corp. (a)	92	263
Enbridge Energy Management LLC (a)	71	1,094
Energen Corp. (a)	97	4,800
Energy XXI Gulf Coast Inc. (a) (b)	29	540
EnLink Midstream LLC	62	1,092
Ensco Plc - Class A (b)	313	1,615
EOG Resources Inc.	579	52,447
EQT Corp.	174	10,181
Exterran Corp. (a)	34	898
Extraction Oil & Gas Inc. (a) (b)	97	1,302
Exxon Mobil Corp.	4,166	336,353
Fairmount Santrol Holdings Inc. (a) (b)	151	591
Forum Energy Technologies Inc. (a)	67	1,042
Frank's International NV (b)	58	482
Gener8 Maritime Inc. (a)	44	250
Gran Tierra Energy Inc. (a) (b)	405	906
Green Plains Renewable Energy Inc.	38	774
Gulfport Energy Corp. (a)	160	2,360
Halcon Resources Corp. (a) (b)	27	121
Halliburton Co.	871	37,185
Helix Energy Solutions Group Inc. (a)	141	798
Helmerich & Payne Inc. (b)	109	5,906
Hess Corp.	286	12,536
HollyFrontier Corp.	169	4,630
International Seaways Inc. (a)	10	227
Jagged Peak Energy Inc. (a) (b)	23	306

See accompanying Notes to Financial Statements.

10

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Keane Group Inc. (a) (b)	23	371
Key Energy Services Inc. (a) (b)	6	111
Kinder Morgan Inc.	2,018	38,662
Kosmos Energy Ltd. (a)	227	1,453
Laredo Petroleum Holdings Inc. (a)	164	1,728
Mammoth Energy Services Inc. (a) (b)	5	100
Marathon Oil Corp.	849	10,067
Marathon Petroleum Corp.	530	27,732
Matador Resources Co. (a) (b)	92	1,977
Matrix Service Co. (a)	28	263
McDermott International Inc. (a)	252	1,809
Midstates Petroleum Co. Inc. (a) (b)	8	102
Murphy Oil Corp.	164	4,196
Nabors Industries Ltd. (b)	293	2,386
National Oilwell Varco Inc.	380	12,514
Natural Gas Services Group Inc. (a)	14	344
Newfield Exploration Co. (a)	202	5,758
Newpark Resources Inc. (a)	87	640
Noble Corp. Plc (b)	249	903
Noble Energy Inc.	469	13,263
Oasis Petroleum Inc. (a)	233	1,874
Occidental Petroleum Corp.	768	45,960
Oceaneering International Inc.	102	2,341
Oil States International Inc. (a)	54	1,457
Oneok Inc.	211	11,020
Par Pacific Holdings Inc. (a) (b)	24	437
Parker Drilling Co. (a)	146	197
Parsley Energy Inc. - Class A (a)	225	6,255
Patterson-UTI Energy Inc.	214	4,317
PBF Energy Inc. - Class A (b)	112	2,488
PDC Energy Inc. (a)	56	2,400
Phillips 66	442	36,550
Pioneer Natural Resources Co.	170	27,206
Plains GP Holdings LP - Class A	138	3,605
QEP Resources Inc. (a)	250	2,529
Range Resources Corp.	248	5,754
Renewable Energy Group Inc. (a) (b)	31	398
Resolute Energy Corp. (a) (b)	16	475
REX Stores Corp. (a)	6	552
Rice Energy Inc. (a)	156	4,146
RigNet Inc. (a) (b)	15	244
Ring Energy Inc. (a)	47	614
Rowan Cos. Plc - Class A (a)	125	1,276
RPC Inc. (b)	68	1,374
RSP Permian Inc. (a)	121	3,912
Sanchez Energy Corp. (a) (b)	73	521
SandRidge Energy Inc. (a)	27	458
Schlumberger Ltd.	1,401	92,214
SEACOR Holdings Inc. (a)	17	586
SEACOR Marine Holdings Inc. (a)	17	350
SemGroup Corp. - Class A	68	1,844
SM Energy Co.	99	1,644
Southwestern Energy Co. (a)	513	3,120
SRC Energy Inc. (a)	198	1,336
Superior Energy Services Inc. (a)	159	1,656
Tallgrass Energy GP LP - Class A	54	1,385
Targa Resources Corp.	218	9,864
TechnipFMC Plc (a)	445	12,094
Tellurian Inc. (a) (b)	49	491
Tesco Corp. (a)	48	215
Tesoro Corp.	152	14,263
Tetra Technologies Inc. (a)	117	327
Transocean Ltd. (a) (b)	403	3,316
Unit Corp. (a)	54	1,008
US Silica Holdings Inc.	83	2,931
Valero Energy Corp.	453	30,554
Weatherford International Plc (a) (b)	934	3,613
Whiting Petroleum Corp. (a)	354	1,951
WildHorse Resource Development Corp. (a) (b)	17	209
Williams Cos. Inc.	829	25,105
World Fuel Services Corp.	73	2,802
WPX Energy Inc. (a)	404	3,901
Total Common Stocks (cost $1,625,997)		1,414,490
	Shares/Par†	Value
SHORT TERM INVESTMENTS 2.6%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	3,120	3,120
Securities Lending Collateral 2.4%
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	33,703	33,703
Total Short Term Investments (cost $36,823)		36,823
Total Investments 102.4% (cost $1,662,820)		1,451,313
Other Assets and Liabilities, Net (2.4)%		(34,364)
Total Net Assets 100.0%		$1,416,949

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/Mellon Capital Technology Sector Fund
COMMON STOCKS 99.7%
Information Technology 99.7%
2U Inc. (a) (b)	16	$733
3D Systems Corp. (a) (b)	41	765
8x8 Inc. (a)	30	442
A10 Networks Inc. (a)	20	169
Acacia Communications Inc. (a) (b)	6	240
Accenture Plc - Class A	225	27,860
ACI Worldwide Inc. (a)	42	944
Activision Blizzard Inc.	254	14,651
Actua Corp. (a)	13	180
Acxiom Corp. (a)	29	749
Adobe Systems Inc. (a)	179	25,286
ADTRAN Inc.	15	316
Advanced Energy Industries Inc. (a)	15	943
Advanced Micro Devices Inc. (a) (b)	298	3,719
Akamai Technologies Inc. (a)	62	3,080
Alarm.com Holdings Inc. (a)	6	208
Alliance Data Systems Corp.	18	4,686
Alpha & Omega Semiconductor Ltd. (a)	6	93
Alphabet Inc. - Class A (a)	107	99,812
Alphabet Inc. - Class C (a)	113	102,527
Ambarella Inc. (a) (b)	11	540
Amkor Technology Inc. (a)	35	337
Amphenol Corp. - Class A	111	8,202
Analog Devices Inc.	132	10,271
Angie's List Inc. (a)	15	189
Anixter International Inc. (a)	10	805
Ansys Inc. (a)	31	3,773
Apple Inc.	1,895	272,960
Applied Materials Inc.	389	16,071
Applied Optoelectronics Inc. (a) (b)	5	337
Arista Networks Inc. (a)	17	2,496
ARRIS International Plc (a)	65	1,809
Arrow Electronics Inc. (a)	33	2,565
Aspen Technology Inc. (a)	27	1,483
Autodesk Inc. (a)	72	7,296
Automatic Data Processing Inc.	162	16,572
Avnet Inc.	47	1,823
AVX Corp.	16	254
Axcelis Technologies Inc. (a)	10	207
Badger Meter Inc.	10	402
Bankrate Inc. (a)	18	230
Barracuda Networks Inc. (a)	13	292
Bazaarvoice Inc. (a)	26	130
Belden Inc.	15	1,159
Benchmark Electronics Inc. (a)	19	605
Benefitfocus Inc. (a) (b)	7	240
Black Knight Financial Services Inc. - Class A (a)	11	465
Blackbaud Inc. (b)	18	1,517
Blackhawk Network Holdings Inc. (a)	18	801
Blackline Inc. (a)	4	153
Blucora Inc. (a)	16	336
Booz Allen Hamilton Holding Corp. - Class A	54	1,758
Bottomline Technologies Inc. (a)	15	391

See accompanying Notes to Financial Statements.

11

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Box Inc. - Class A (a)	21	378
Brightcove Inc. (a)	8	52
Broadcom Ltd.	145	33,801
Broadridge Financial Solutions Inc.	43	3,273
BroadSoft Inc. (a) (b)	10	434
Brocade Communications Systems Inc.	151	1,903
Brooks Automation Inc.	24	514
CA Inc.	113	3,899
Cabot Microelectronics Corp.	10	705
CACI International Inc. - Class A (a)	9	1,135
Cadence Design Systems Inc. (a)	100	3,344
CalAmp Corp. (a)	11	218
Calix Inc. (a)	13	87
Callidus Software Inc. (a)	22	533
Carbonite Inc. (a)	10	213
Cardtronics Plc - Class A (a)	17	556
Cars.com Inc. (a) (b)	24	637
Cass Information Systems Inc.	4	241
Cavium Inc. (a)	24	1,521
CDK Global Inc.	48	2,952
CDW Corp.	58	3,622
CEVA Inc. (a)	8	376
ChannelAdvisor Corp. (a)	7	80
Ciena Corp. (a)	50	1,242
Cimpress NV (a) (b)	9	832
Cirrus Logic Inc. (a)	24	1,474
Cisco Systems Inc.	1,810	56,660
Citrix Systems Inc. (a)	57	4,511
Cognex Corp.	31	2,661
Cognizant Technology Solutions Corp. - Class A	219	14,520
Coherent Inc. (a)	9	2,022
Cohu Inc.	8	134
CommerceHub Inc. - Class A (a)	4	66
CommerceHub Inc. - Class C (a)	13	228
CommScope Holding Co. Inc. (a)	71	2,702
CommVault Systems Inc. (a)	16	892
Comtech Telecommunications Corp.	8	160
Conduent Inc. (a)	59	945
Convergys Corp.	36	848
CoreLogic Inc. (a)	31	1,351
Cornerstone OnDemand Inc. (a)	20	707
Corning Inc.	337	10,120
CoStar Group Inc. (a)	12	3,131
Coupa Software Inc. (a) (b)	8	244
Cray Inc. (a)	12	227
Cree Inc. (a)	34	832
CSG Systems International Inc.	11	445
CSRA Inc.	58	1,850
CTS Corp.	11	246
Cypress Semiconductor Corp. (b)	117	1,596
Daktronics Inc.	10	95
Dell Technologies Inc. - Class V (a)	79	4,814
Diebold Nixdorf Inc. (b)	25	689
Diodes Inc. (a)	15	357
Dolby Laboratories Inc.	20	982
DST Systems Inc.	22	1,384
DXC Technology Co.	103	7,881
Eastman Kodak Co. (a)	5	42
eBay Inc. (a)	372	13,002
Ebix Inc. (b)	9	491
EchoStar Corp. - Class A (a)	17	1,062
Electronic Arts Inc. (a)	111	11,752
Electronics for Imaging Inc. (a)	16	754
Ellie Mae Inc. (a)	12	1,353
Endurance International Group Holdings Inc. (a)	20	168
Entegris Inc. (a)	52	1,149
Envestnet Inc. (a)	15	596
EPAM Systems Inc. (a)	18	1,484
ePlus Inc. (a)	5	368
Euronet Worldwide Inc. (a)	18	1,550
EVERTEC Inc.	20	341
ExlService Holdings Inc. (a)	13	719
Extreme Networks (a)	45	415
F5 Networks Inc. (a)	23	2,965
Fabrinet (a) (b)	13	551
	Shares/Par†	Value
Facebook Inc. - Class A (a)	851	128,477
Fair Isaac Corp.	11	1,520
FARO Technologies Inc. (a)	6	218
Fidelity National Information Services Inc.	119	10,188
Finisar Corp. (a)	41	1,054
FireEye Inc. (a) (b)	60	913
First Data Corp. - Class A (a)	129	2,351
First Solar Inc. (a)	29	1,174
Fiserv Inc. (a)	78	9,526
FitBit Inc. - Class A (a) (b)	45	240
Five9 Inc. (a)	15	318
FleetCor Technologies Inc. (a)	33	4,748
Flextronics International Ltd. (a)	191	3,112
FLIR Systems Inc.	50	1,723
FormFactor Inc. (a)	25	306
Forrester Research Inc.	4	155
Fortinet Inc. (a)	54	2,019
Gartner Inc. (a)	32	3,982
Gigamon Inc. (a)	11	452
Global Payments Inc.	54	4,920
Glu Mobile Inc. (a) (b)	42	104
GoDaddy Inc. - Class A (a)	31	1,300
Gogo Inc. (a) (b)	25	283
GrubHub Inc. (a) (b)	28	1,236
GTT Communications Inc. (a)	10	317
Guidewire Software Inc. (a)	26	1,803
Hackett Group Inc.	6	101
Harmonic Inc. (a)	23	122
Harris Corp.	45	4,949
Hewlett Packard Enterprise Co.	600	9,956
Hortonworks Inc. (a)	15	199
HP Inc.	610	10,662
HubSpot Inc. (a)	11	741
IAC/InterActiveCorp. (a)	26	2,656
II-VI Inc. (a)	19	661
Immersion Corp. (a)	9	78
Imperva Inc. (a)	10	478
Impinj Inc. (a) (b)	7	337
Infinera Corp. (a) (b)	49	521
Inphi Corp. (a) (b)	13	459
Insight Enterprises Inc. (a)	14	546
Instructure Inc. (a)	4	112
Integrated Device Technology Inc. (a)	50	1,278
Intel Corp.	1,709	57,662
InterDigital Inc.	12	945
International Business Machines Corp.	327	50,235
Intuit Inc.	88	11,638
IPG Photonics Corp. (a)	13	1,920
Itron Inc. (a)	13	891
IXYS Corp.	8	132
j2 Global Inc.	17	1,434
Jabil Inc.	60	1,758
Jack Henry & Associates Inc.	28	2,938
Juniper Networks Inc.	137	3,822
Kemet Corp. (a)	13	169
Keysight Technologies Inc. (a)	68	2,636
Kimball Electronics Inc. (a)	11	203
KLA-Tencor Corp.	57	5,224
Knowles Corp. (a)	30	506
Kulicke & Soffa Industries Inc. (a)	24	466
Lam Research Corp.	59	8,362
Lattice Semiconductor Corp. (a)	38	253
Leidos Holdings Inc.	52	2,674
Littelfuse Inc.	8	1,371
LivePerson Inc. (a)	18	201
LogMeIn Inc.	19	1,994
Lumentum Holdings Inc. (a)	23	1,298
M/A-COM Technology Solutions Holdings Inc. (a) (b)	15	864
Manhattan Associates Inc. (a)	25	1,204
Mantech International Corp. - Class A	9	383
Marvell Technology Group Ltd.	147	2,423
MasterCard Inc. - Class A	344	41,838
Match Group Inc. (a) (b)	15	264
Maxim Integrated Products Inc.	102	4,600
MAXIMUS Inc.	23	1,453

See accompanying Notes to Financial Statements.

12

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
MaxLinear Inc. - Class A (a)	20	546
Mellanox Technologies Ltd. (a) (b)	16	704
MercadoLibre Inc.	15	3,776
Mesa Laboratories Inc.	1	134
Methode Electronics Inc.	12	492
Microchip Technology Inc. (b)	79	6,078
Micron Technology Inc. (a)	380	11,341
Microsemi Corp. (a)	41	1,907
Microsoft Corp.	2,652	182,814
MicroStrategy Inc. - Class A (a)	3	618
MINDBODY Inc. - Class A (a)	10	267
Mitel Networks Corp. (a)	40	291
MKS Instruments Inc.	19	1,289
MobileIron Inc. (a)	7	43
MoneyGram International Inc. (a) (b)	13	220
Monolithic Power Systems Inc.	14	1,395
Monotype Imaging Holdings Inc.	14	248
Motorola Solutions Inc.	59	5,118
MTS Systems Corp.	5	264
Nanometrics Inc. (a)	10	254
National Instruments Corp.	41	1,649
NCR Corp. (a)	44	1,803
NeoPhotonics Corp. (a) (b)	8	60
Net 1 UEPS Technologies Inc. (a)	21	211
NetApp Inc.	100	4,005
NetGear Inc. (a)	11	467
NetScout Systems Inc. (a)	31	1,051
NeuStar Inc. - Class A (a)	20	679
New Relic Inc. (a)	11	476
NIC Inc.	20	389
Novanta Inc. (a)	11	384
Nuance Communications Inc. (a)	108	1,876
Nutanix Inc. - Class A (a) (b)	12	232
NVE Corp.	2	142
Nvidia Corp.	195	28,185
Oclaro Inc. (a) (b)	62	576
ON Semiconductor Corp. (a)	153	2,155
Oracle Corp.	1,112	55,766
OSI Systems Inc. (a)	7	499
Palo Alto Networks Inc. (a)	33	4,417
Pandora Media Inc. (a) (b)	82	733
Park Electrochemical Corp.	5	97
Paychex Inc.	116	6,600
Paycom Software Inc. (a) (b)	17	1,140
Paylocity Holding Corp. (a)	10	444
PayPal Holdings Inc. (a)	415	22,284
PC Connection Inc.	4	114
PDF Solutions Inc. (a) (b)	9	149
Pegasystems Inc.	14	836
Perficient Inc. (a)	11	214
Photronics Inc. (a)	29	270
Plantronics Inc.	13	664
Plexus Corp. (a)	12	614
Power Integrations Inc.	10	738
Progress Software Corp.	16	499
Proofpoint Inc. (a) (b)	15	1,317
PROS Holdings Inc. (a)	8	221
PTC Inc. (a)	41	2,260
Pure Storage Inc. - Class A (a)	24	307
Q2 Holdings Inc. (a)	11	392
QAD Inc. - Class A	6	181
Qorvo Inc. (a)	45	2,878
QUALCOMM Inc.	534	29,504
Qualys Inc. (a)	12	497
Quantenna Communications Inc. (a)	3	52
Quotient Technology Inc. (a)	23	264
Rambus Inc. (a)	40	461
Rapid7 Inc. (a)	6	97
RealPage Inc. (a)	21	748
Red Hat Inc. (a)	65	6,179
RingCentral Inc. - Class A (a)	19	707
Rogers Corp. (a)	6	670
Rubicon Project Inc. (a)	8	40
Rudolph Technologies Inc. (a)	10	223
Sabre Corp.	75	1,628
	Shares/Par†	Value
Salesforce.com Inc. (a)	240	20,747
Sanmina Corp. (a)	26	993
ScanSource Inc. (a)	9	379
Science Applications International Corp.	15	1,068
Seagate Technology	106	4,102
Semtech Corp. (a)	24	865
ServiceNow Inc. (a)	60	6,401
ServiceSource International Inc. (a)	14	54
ShoreTel Inc. (a)	30	172
Shutterstock Inc. (a) (b)	6	262
Silicon Laboratories Inc. (a)	15	1,003
Silver Spring Networks Inc. (a)	19	212
Skyworks Solutions Inc.	66	6,366
SolarEdge Technologies Inc. (a)	9	185
Sonus Networks Inc. (a)	17	128
Splunk Inc. (a)	49	2,765
SPS Commerce Inc. (a)	6	385
Square Inc. - Class A (a)	73	1,708
SS&C Technologies Holdings Inc.	64	2,451
Stamps.com Inc. (a) (b)	6	947
SunPower Corp. (a) (b)	20	189
Super Micro Computer Inc. (a)	13	325
Sykes Enterprises Inc. (a)	13	451
Symantec Corp.	222	6,275
Synaptics Inc. (a) (b)	13	650
Synchronoss Technologies Inc. (a) (b)	15	242
SYNNEX Corp.	11	1,314
Synopsys Inc. (a)	55	3,984
Syntel Inc. (b)	10	162
Systemax Inc.	5	93
Tableau Software Inc. - Class A (a)	21	1,283
Take-Two Interactive Software Inc. (a)	37	2,694
TE Connectivity Ltd.	129	10,142
Tech Data Corp. (a)	13	1,345
TeleTech Holdings Inc.	5	213
Teradata Corp. (a) (b)	46	1,362
Teradyne Inc.	73	2,196
Texas Instruments Inc.	362	27,821
TiVo Corp.	45	840
Total System Services Inc.	60	3,494
Trade Desk Inc. - Class A (a)	9	431
Travelport Worldwide Ltd.	48	664
Trimble Inc. (a)	90	3,220
TrueCar Inc. (a) (b)	27	533
TTM Technologies Inc. (a)	33	567
Tucows Inc. (a) (b)	3	141
Twilio Inc. - Class A (a) (b)	16	465
Twitter Inc. (a)	222	3,963
Tyler Technologies Inc. (a)	12	2,194
Ubiquiti Networks Inc. (a) (b)	11	587
Ultimate Software Group Inc. (a)	10	2,168
Ultra Clean Holdings Inc. (a)	11	199
Unisys Corp. (a) (b)	18	236
Universal Display Corp.	15	1,672
Vantiv Inc. - Class A (a)	59	3,708
Varonis Systems Inc. (a)	4	158
VASCO Data Security International Inc. (a)	9	135
Veeco Instruments Inc. (a)	18	514
VeriFone Systems Inc. (a)	42	752
Verint Systems Inc. (a)	21	875
VeriSign Inc. (a)	33	3,088
Versum Materials Inc.	38	1,238
ViaSat Inc. (a) (b)	19	1,267
Viavi Solutions Inc. (a)	86	909
Virtusa Corp. (a)	11	314
Visa Inc. - Class A	672	62,981
Vishay Intertechnology Inc.	51	841
VMware Inc. - Class A (a) (b)	26	2,274
Web.com Group Inc. (a)	16	401
WebMD Health Corp. (a)	13	776
Western Digital Corp.	104	9,214
Western Union Co.	176	3,355
WEX Inc. (a)	14	1,470
Workday Inc. - Class A (a)	45	4,365
Workiva Inc. - Class A (a)	11	205

See accompanying Notes to Financial Statements.

13

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Xactly Corp. (a) (b)	6	94
Xcerra Corp. (a)	18	171
Xerox Corp.	76	2,197
Xilinx Inc.	90	5,795
XO Group Inc. (a)	7	129
Xperi Corp.	17	521
Yelp Inc. - Class A (a) (b)	29	863
Zebra Technologies Corp. - Class A (a)	19	1,918
Zendesk Inc. (a)	34	936
Zillow Group Inc. - Class C (a) (b)	39	1,923
Zynga Inc. - Class A (a)	281	1,021
Total Common Stocks (cost $1,425,462)		1,952,571
SHORT TERM INVESTMENTS 1.7%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	5,644	5,644
Securities Lending Collateral 1.4%
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	27,329	27,329
Total Short Term Investments (cost $32,973)		32,973
Total Investments 101.4% (cost $1,458,435)		1,985,544
Other Assets and Liabilities, Net (1.4)%		(27,575)
Total Net Assets 100.0%		$1,957,969

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

14

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Currency:

USD - United States Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%
ADR - American Depositary Receipt
MSCI - Morgan Stanley Capital International
NASDAQ - National Association of Securities Dealers Automated Quotations
REIT - Real Estate Investment Trust
S&P - Standard & Poor's

† Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

* A Summary Schedule of Investments is presented for this portfolio. For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2017. Certain footnotes may apply to securities included in “Other Securities” and are referenced in the complete Schedule of Investments. A complete Schedule of Investments is available without charge, upon request, by calling the Annuity Service Center at 1-800-873-5654 or by visiting the Commission’s website, www.sec.gov.

See accompanying Notes to Financial Statements.

15

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)	The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits

(a)	(1) Not applicable to the semi-annual filing.
(2)	The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 1, 2017

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	September 1, 2017

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.